UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley	2007 Semi-Annual Report

April 30, 2007

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2007 Semi-Annual Report

April 30, 2007

Table of Contents

Shareholder’s Letter	3

Investment Advisory Agreement Approval	4

Performance Summary	6

Expense Examples	7

Portfolio of Investments

Money Market Portfolio	10

Prime Portfolio	14

Government Portfolio	20

Treasury Portfolio	22

Tax-Exempt Portfolio	23

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	36

Notes to Financial Statements	42

Trustee and Officer Information	45

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

(This page has been left blank intentionally.)

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2007. MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robison

President & Principal Executive Officer

May 2007

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Investment Advisory Agreement Approval

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed each Portfolio’s performance for the one-year period ended November 30, 2006 and for the period since the end of February 2004 with respect to the Money-Market, Prime and Tax-Exempt Portfolios and for the period since the end of August 2004 with respect to the Government and Treasury Portfolios, the month of each Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”).  The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio.  The Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies: The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to the Portfolios.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of each Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Lipper Reports.  The Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board also reviewed the level of each Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap in the total expense ratio of each Portfolio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates.  Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolios (“soft dollars”).  The Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolios’ Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2007, were as follows:

	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management Class
	Class		Class		Class		Class		Class		Class
	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day
	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective
	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield
Portfolio:
Money Market	5.27%	5.41%	5.22%	5.36%	5.17%	5.30%	5.12%	5.25%	5.02%	5.15%	4.77%	4.88%	4.97%	5.09%
Prime	5.26%	5.40%	5.21%	5.35%	5.16%	5.30%	5.11%	5.24%	5.01%	5.14%	4.76%	4.87%	—	—
Government	5.18%	5.31%	5.13%	5.26%	5.08%	5.21%	5.03%	5.15%	4.93%	5.05%	4.68%	4.79%	—	—
Treasury	5.17%	5.30%	5.12%	5.25%	5.07%	5.20%	5.02%	5.15%	4.92%	5.04%	4.67%	4.78%	4.87%	4.99%
Tax-Exempt	3.80%	3.87%	3.75%	3.82%	3.70%	3.77%	3.65%	3.72%	3.55%	3.61%	3.30%	3.36%	3.50%	3.56%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor, and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 — April 30, 2007
Money Market Portfolio
Institutional Class
Actual	$1,000.00	$1,026.48	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	0.60
Service Class
Actual	1,000.00	1,026.23	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	0.85
Investor Class
Actual	1,000.00	1,025.98	1.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.70	1.10
Administrative Class
Actual	1,000.00	1,025.72	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.46	1.35
Advisory Class
Actual	1,000.00	1,025.21	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.96	1.86
Participant Class
Actual	1,000.00	1,023.94	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.06
Cash Management Class
Actual	1,000.00	1,025.00	2.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

*

Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37%, 0.61% and 0.42%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 — April 30, 2007
Prime Portfolio
Institutional Class
Actual	$1,000.00	$1,026.42	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	0.60
Service Class
Actual	1,000.00	1,026.16	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	0.85
Investor Class
Actual	1,000.00	1,025.91	1.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.70	1.10
Administrative Class
Actual	1,000.00	1,025.66	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.46	1.35
Advisory Class
Actual	1,000.00	1,025.15	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.96	1.86
Participant Class
Actual	1,000.00	1,023.88	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

*

Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37% and 0.62%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Government Portfolio
Institutional Class
Actual	$1,000.00	$1,026.20	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	0.60
Service Class
Actual	1,000.00	1,026.00	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	0.85
Investor Class
Actual	1,000.00	1,025.70	1.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.75	1.05
Administrative Class
Actual	1,000.00	1,025.40	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.46	1.35
Advisory Class
Actual	1,000.00	1,024.90	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.96	1.86
Participant Class
Actual	1,000.00	1,023.70	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

*

Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.12%, 0.17%, 0.21%, 0.27%, 0.37% and 0.62%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Treasury Portfolio
Institutional Class
Actual	$1,000.00	$1,026.30	$0.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.50	0.30
Service Class
Actual	1,000.00	1,026.10	0.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.25	0.55
Investor Class
Actual	1,000.00	1,025.80	0.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.00	0.80
Administrative Class
Actual	1,000.00	1,025.50	1.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.75	1.05
Advisory Class
Actual	1,000.00	1,025.00	1.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.26	1.56

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Expenses Examples (cont’d)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 — April 30, 2007
Treasury Portfolio (cont’d)
Participant Class
Actual	$1,000.00	$1,023.80	$2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81
Cash Management Class
Actual	1,000.00	1,024.80	1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.01	1.81

*

Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.06%, 0.11%, 0.16%, 0.21%, 0.31%, 0.56% and 0.36%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tax-Exempt Portfolio
Institutional Class
Actual	$1,000.00	$1,017.80	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Service Class
Actual	1,000.00	1,017.50	0.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.00	0.80
Investor Class
Actual	1,000.00	1,017.30	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Administrative Class
Actual	1,000.00	1,017.00	1.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.51	1.30
Advisory Class
Actual	1,000.00	1,016.50	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Participant Class
Actual	1,000.00	1,015.30	3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01
Cash Management Class
Actual	1,000.00	1,016.30	2.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

*

Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.10%, 0.16%, 0.20%, 0.26%, 0.35%, 0.60% and 0.40%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (7.3%)
Banking (0.4%)
Union Bank of California
5.33%, 8/3/07	$35,000	$35,000
International Banks (6.9%)
Banco Bilbao Vizcaya Argentaria S.A.
5.30%, 4/3/08	(b)125,000	124,959
Barclays Bank plc/New York
5.35%, 4/14/08	25,000	25,000
Calyon/New York
5.31%, 9/13/07	35,000	35,000
Credit Suisse/New York
5.33%, 2/26/08	(b)75,000	75,000
Depfa Bank plc
5.35%, 8/15/07	30,000	30,000
Natixis/New York
5.32%, 12/11/07	20,000	20,000
Norinchukin Bank Ltd.
5.32%, 6/5/07	50,000	50,000
5.35%, 6/14/07 - 7/10/07	125,000	125,000
5.36%, 7/12/07 - 8/15/07	150,000	150,000
		634,959
Total Certificates of Deposit (Cost $669,959)		669,959
Commercial Paper (47.6%) (e)
Asset Backed — Consumer (0.3%)
Three Rivers Funding
5.31%, 6/28/07	(a)25,000	24,788
Asset Backed — Corporate (16.5%)
Atlantis One Funding Corp.
5.35%, 7/24/07 - 7/30/07	(a)41,732	41,210
Buckingham CDO LLC
5.33%, 6/8/07	(a)29,750	29,585
Buckingham CDO II LLC
5.31%, 5/25/07	(a)50,000	49,824
Buckingham CDO III LLC
5.31%, 5/22/07	(a)50,000	49,846
5.32%, 5/24/07	(a)105,648	105,291
Citius I Funding Ltd.
5.32%, 5/3/07	(a)23,910	23,903
5.34%, 7/17/07	(a)53,000	52,403
Citius II Funding Ltd.
5.32%, 5/3/07	(a)37,673	37,662
5.35%, 6/14/07	(a)30,000	29,806
Davis Square Funding IV
5.33%, 5/15/07	(a)40,000	39,918
5.34%, 6/11/07	(a)25,000	24,849
Davis Square Funding V
5.33%, 6/6/07	(a)20,000	19,894
Davis Square Funding VI
5.33%, 5/14/07 - 5/15/07	(a)105,000	104,795
Kaiserplatz Funding Ltd.
5.32%, 7/26/07	(a)50,000	49,373
5.33%, 5/8/07 - 7/16/07	(a)309,718	307,677
Klio Funding Corp.
5.33%, 5/23/07	(a)19,684	19,620
Klio III Funding Corp.
5.33%, 6/22/07 - 7/24/07	(a)77,000	76,171
5.34%, 6/13/07	(a)32,092	31,890
Liberty Harbour II CDO LLC
5.32%, 5/9/07 - 5/11/07	(a)139,965	139,788
5.33%, 7/13/07	50,000	49,466
5.34%, 5/25/07	(a)20,000	19,930
Nieuw Amsterdam Receivables Corp.
5.33%, 9/27/07	(a)14,686	14,370
5.35%, 5/9/07	(a)20,540	20,516
Pasa Funding 2007, Ltd.
5.35%, 7/6/07 - 7/20/07	(a)188,100	186,019
		1,523,806
Asset Backed — Diversified (0.4%)
Atlantic Asset Securitization Corp.
5.32%, 6/26/07	(a)40,000	39,672
Asset Backed — Mortgage (1.5%)
Sydney Capital Corp.
5.31%, 6/20/07	(a)50,000	49,634
5.32%, 5/29/07	(a)16,250	16,183
5.33%, 5/4/07 - 7/16/07	(a)75,000	74,434
		140,251
Asset Backed — Securities (10.7%)
Amstel Funding Corp.
5.32%, 6/29/07	(a)25,000	24,785
5.33%, 6/13/07	(a)25,000	24,845
5.34%, 5/11/07	(a)45,000	44,935
5.35%, 5/9/07	(a)25,000	24,971
Atlas Capital Funding Corp.
5.32%, 6/25/07	(a)50,000	49,598
5.33%, 9/7/07 - 9/12/07	(a)60,000	58,865
Beethoven Funding Corp.
5.31%, 6/20/07	(a)66,402	65,916
5.33%, 7/20/07	(a)61,879	61,156
Beta Finance, Inc.
5.30%, 6/15/07	(a)20,000	19,871
Cancara Asset Securitization LLC
5.32%, 6/29/07	(a)32,119	31,843
Cullinan Finance Corp.
5.45%, 2/1/08	(a)20,000	20,000
Curzon Funding LLC
5.32%, 6/29/07	(a)30,000	29,742
5.34%, 5/17/07	(a)15,000	14,965
Giro Funding U.S. Corp.
5.16%, 6/1/07	(a)(f)17,584	17,504
5.32%, 5/31/07	(a)100,000	99,559
Giro Lion Funding Ltd.
5.22%, 7/30/07 - 7/31/07	(a)(f)38,097	37,598
5.34%, 7/20/07	(a)74,200	73,331
Grampian Funding LLC
5.34%, 5/16/07	(a)36,000	35,922
5.35%, 7/20/07 - 8/3/07	(a)146,500	144,585

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Securities (cont’d)
Links Finance LLC
5.32%, 10/23/07	$ (a)50,000	$48,741
Scaldis Capital LLC
5.34%, 7/13/07	(a)14,675	14,520
Solitaire Funding LLC
5.35%, 7/23/07	(a)45,000	44,459
		987,711
Banking (4.4%)
Bank of America Corp.
5.32%, 6/11/07	20,000	19,882
Capital Markets Access Co.
5.39%, 10/1/31	(b)4,085	4,085
Citigroup Funding, Inc.
5.31%, 6/27/07	5,000	4,958
5.32%, 6/8/07	50,000	49,723
5.33%, 6/12/07	58,500	58,141
5.34%, 5/23/07 - 8/15/07	210,000	208,610
HSBC USA, Inc.
5.21%, 7/24/07 - 8/8/07	54,000	53,300
Kamps Capital LLC
5.37%, 9/1/33	(b)6,680	6,680
		405,379
Diversified Financial Services (0.5%)
General Electric Capital Corp.
5.30%, 6/29/07	20,000	19,831
Nestle Capital Corp.
5.46%, 7/31/07	(a)25,000	24,672
		44,503
Electric Utilities (0.2%)
State of New York
5.32%, 6/12/07	(a)20,104	19,981
Integrated Oil Companies (4.9%)
BP Capital Markets plc
5.32%, 5/1/07	449,597	449,597
International Banks (5.3%)
Natexis Banques Populaires
5.31%, 5/1/07	227,400	227,400
Skandinaviska Enskilda Banken
5.35%, 8/13/07	(a)20,000	19,699
Societe Generale North America, Inc.
5.32%, 5/1/07	216,555	216,555
Swedbank Hypotek AB
5.30%, 9/21/07	25,000	24,488
		488,142
Investment Bankers/Brokers/Services (2.9%)
Bear Stearns Cos., Inc.
5.33%, 6/27/07	20,000	19,835
5.38%, 6/28/07 - 8/6/07	250,000	250,000
		269,835
Total Commercial Paper (Cost $4,393,665)		4,393,665
Corporate Notes (4.3%)
Asset Backed — Securities (1.6%)
Cullinan Finance Corp.
5.40%, 4/25/08	$ (a)65,000	$65,000
Links Finance LLC
5.32%, 12/20/07 - 3/25/08	(a)(b)65,000	64,994
5.37%, 5/2/07	(a)15,000	15,000
		144,994
Banking (0.9%)
American Immigration Lawyers Association
5.39%, 6/1/38	(b)3,600	3,600
Bank of America Corp.
5.30%, 12/27/07	25,000	25,000
Charter Lakes Capital LLC
5.32%, 10/1/46	(b)6,150	6,150
Conestoga Wood Specialties Corp.
5.32%, 3/1/14	(b)9,210	9,210
Helmholdt Capital LLC
5.37%, 4/1/47	(b)9,000	9,000
Washington Road Properties & WR Partners LLC
5.39%, 12/1/26	(b)7,000	7,000
Woerner Holdings, Inc.
5.44%, 6/1/33	(b)17,840	17,840
		77,800
International Banks (0.9%)
Australia & New Zealand Bank
5.32%, 12/21/07	(a)25,000	25,000
Royal Bank of Canada
5.31%, 3/1/12	(a)60,000	60,000
		85,000
Investment Bankers/Brokers/Services (0.9%)
Goldman Sachs Group, Inc.
5.36%, 4/10/08	50,000	50,000
Merrill Lynch & Co., Inc.
5.33%, 9/14/07	30,000	30,004
		80,004
Total Corporate Notes (Cost $387,798)		387,798
Extendible Floating Rate Notes (13.0%)
Banking (0.4%)
Westpac Banking Corp.
5.30%, 12/6/11	(a)(b)35,000	35,000
Diversified Financial Services (1.2%)
General Electric Capital Corp.
5.45%, 6/16/07 - 10/17/07	(b)110,200	110,186
International Banks (10.5%)
Banque Federative Credit Mutuel
5.32%, 9/13/07 - 7/13/11	(a)(b)180,130	180,130
Caixa d’Estavlis
5.40%, 3/7/08	(a)(b)170,000	170,000
Caja de Ahorros y Monte de Piedad de Madrid
5.36%, 10/19/11	(b)120,000	120,000

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont’d)
Commercial Bank Australia Ltd.
5.29%, 8/24/10	$ (b)50,000	$50,000
Depfa Bank plc
5.31%, 9/21/07	(a)(b)30,000	29,392
5.39%, 6/15/09	(a)(b)59,000	59,017
Kommunalkredit A.G.
5.34%, 2/22/12	(a)(b)150,000	150,000
Royal Bank of Scotland plc
5.33%, 4/21/10	(a)(b)135,000	135,000
Societe Generale
5.31%, 2/29/08 - 11/2/10	(a)(b)75,000	74,998
		968,537
Investment Bankers/Brokers/Services (0.9%)
Merrill Lynch & Co., Inc.
5.33%, 9/15/10	(b)50,000	50,000
5.57%, 7/11/07	(b)35,000	35,000
		85,000
Total Extendible Floating Rate Notes (Cost $1,198,723)		1,198,723
Floating Rate Notes (9.8%)
Asset Backed — Securities (7.4%)
Atlas Capital Funding Corp.
5.31%, 4/25/08	(a)(b)50,000	50,000
CC USA, Inc.
5.31%, 5/17/07 - 7/18/07	(a)(b)145,000	144,998
5.37%, 1/25/08	(a)(b)44,000	44,012
Cullinan Finance Corp.
5.32%, 9/28/07 - 4/28/08	(a)(b)202,000	201,984
Dorada Finance, Inc.
5.32%, 8/6/07 - 8/7/07	(a)(b)90,000	89,998
5.37%, 1/25/08	(a)(b)41,000	41,012
Links Finance LLC
5.32%, 4/24/08	(a)(b)50,000	49,995
5.33%, 8/8/07	(a)(b)60,000	60,000
		681,999
Banking (1.6%)
Counts Trust
5.35%, 2/6/08	(a)(b)95,000	95,000
HSBC USA, Inc.
5.36%, 7/27/07	(b)25,000	25,002
Union Hamilton Special Funding LLC
5.35%, 6/15/07	(a)(b)28,000	28,000
		148,002
Investment Bankers/Brokers/Services (0.8%)
Banc of America Corp.
5.39%, 2/20/49	(b)75,000	75,000
Total Floating Rate Notes (Cost $905,001)		905,001
Municipal Bonds (0.6%)
Banking (0.6%)
Catholic University of America
5.46%, 4/1/34	$ (b)25,000	$25,000
Urban Campus Environments LLC
5.32%, 10/1/25	(b)32,990	32,990
Total Municipal Bonds (Cost $57,990)		57,990
Promissory Notes (3.2%)
Investment Bankers/Brokers/Services (3.2%)
Goldman Sachs Group, Inc.
5.37%, 12/14/07	35,000	35,000
5.41%, 11/30/07	100,000	100,000
5.43%, 8/9/07	100,000	100,000
Merrill Lynch & Co., Inc.
5.36%, 12/28/07	59,000	59,000
Total Promissory Notes (Cost $294,000)		294,000
Time Deposits (9.2%)
International Banks (9.2%)
Dexia Credit Local
5.33%, 5/1/07	400,000	400,000
National Bank of Canada
5.32%, 5/1/07	450,000	450,000
Total Time Deposits (Cost $850,000)		850,000
Repurchase Agreements (5.5%)
Bank of America Corp., 5.32%, dated 4/30/07, due 5/1/07, repurchase price $303,745; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Alliance & Leicester, due 8/28/07; Avon Capital Corp., due 5/18/07; CBA de Finance, Inc., due 8/30/07; IBM Capital, due 5/24/07; MINT II LLC Securities Liquidation, due 5/11/07; Nelnet Student Association, due 5/24/07; Yorkshire Building, due 8/14/07, valued at $309,774.	303,700	303,700
Merrill Lynch & Co., Inc., 5.32%, dated 4/30/07, due 5/1/07, repurchase price $200,030; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: CentreStar Capital No. 1 LLC, due 7/16/07 to 7/25/07; Rhineland Funding Capital Corp., due 5/29/07, valued at $204,002.	200,000	200,000
Total Repurchase Agreements (Cost $503,700)		503,700
Total Investments (100.5%) (Cost $9,260,836)		9,260,836
Liabilities in Excess of Other Assets (-0.5%)		(45,955)
Net Assets (100%)		$9,214,881

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

(a)          144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2007.

(e)          The rates shown are the effective yields at the date of purchase.

(f)            Rate shown is the Yield to Maturity at April 30, 2007.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*	Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (3.4%)
Banking (3.4%)
Charter One Bank NA
5.33%, 5/29/07	$150,000	$150,000
Citizens Bank
5.32%, 6/18/07	215,000	215,000
HSBC Bank USA, Inc.
5.32%, 12/15/11	(b)130,000	130,000
Union Bank of California
5.33%, 8/3/07	475,000	475,000
Total Certificates of Deposit (Cost $970,000)		970,000
Commercial Paper (51.5%) (e)
Asset Backed — Consumer (3.8%)
Barton Capital Corp.
5.32%, 5/1/07	(a)52,153	52,153
Gemini Securitization Corp.
5.31%, 5/22/07 - 6/11/07	(a)104,750	104,210
Park Avenue Receivables Corp.
5.32%, 5/24/07	(a)278,066	277,128
Ranger Funding LLC
5.32%, 5/24/07	(a)150,000	149,494
Sheffield Receivables Corp.
5.32%, 6/11/07	(a)77,200	76,739
Thames Asset Global Securitization, Inc.
5.30%, 6/15/07	(a)40,000	39,738
5.31%, 5/8/07 - 6/26/07	(a)120,059	119,651
Three Rivers Funding LLC
5.31%, 6/28/07	(a)185,719	184,148
5.32%, 6/12/07	(a)77,057	76,583
		1,079,844
Asset Backed — Corporate (17.9%)
Atlantis One Funding Corp.
5.34%, 8/23/07	(a)133,332	131,136
5.35%, 7/24/07 - 7/30/07	(a)210,920	208,303
Buckingham CDO LLC
5.31%, 5/24/07 - 5/25/07	(a)253,077	252,213
5.32%, 5/29/07	(a)22,500	22,408
Ciesco LLC
5.31%, 5/1/07	(a)302,100	302,100
Citius I Funding LLC
5.32%, 5/3/07 - 5/7/07	(a)157,001	156,922
5.34%, 5/18/07	(a)22,745	22,688
5.35%, 6/13/07	(a)148,428	147,492
Citius II Funding LLC
5.32%, 5/2/07	(a)41,750	41,744
5.34%, 6/4/07 - 6/26/07	(a)149,012	147,854
Corporate Asset Funding Co., Inc.
5.31%, 5/1/07	(a)200,000	200,000
Davis Square Funding IV Corp.
5.33%, 5/15/07 - 6/11/07	(a)200,000	199,391
5.34%, 6/11/07	(a)100,000	99,398
Davis Square Funding V Corp.
5.33%, 5/15/07 - 6/6/07	$ (a)306,060	$305,241
Davis Square Funding VI Corp.
5.33%, 5/14/07 - 6/6/07	(a)245,000	244,451
5.34%, 6/11/07	(a)20,472	20,349
Kaiserplatz Funding LLC
5.32%, 7/26/07	(a)37,913	37,438
5.33%, 5/8/07 - 7/16/07	(a)1,351,907	1,344,898
Klio III Funding Corp.
5.32%, 6/5/07	(a)35,927	35,744
5.33%, 6/13/07 - 7/24/07	(a)117,070	116,107
Liberty Harbour II CDO LLC
5.33%, 7/13/07	(a)50,291	49,754
5.34%, 5/25/07	(a)80,506	80,223
Nieuw Amsterdam Receivables Corp.
5.31%, 5/15/07 - 6/12/07	(a)228,404	227,439
5.32%, 5/11/07	(a)140,834	140,627
North Sea Funding LLC
5.32%, 6/21/07	(a)13,151	13,053
Pasa Funding Ltd.
5.35%, 6/21/07 - 7/20/07	(a)290,905	288,049
Simba Funding Corp.
5.31%, 6/18/07	(a)100,000	99,300
Variable Funding Co. LLC
5.30%, 5/4/07	(a)100,000	99,955
		5,034,277
Asset Backed — Diversified (2.0%)
Atlantic Asset Securitization Corp.
5.31%, 6/12/07	(a)80,712	80,216
5.32%, 5/1/07 - 6/26/07	(a)155,274	154,940
Falcon Asset Securitization Co. LLC
5.32%, 5/24/07	(a)66,633	66,408
5.33%, 5/1/07	(a)183,239	183,239
Jupiter Securitization Co. LLC
5.33%, 5/1/07	(a)83,469	83,469
		568,272
Asset Backed — Mortgage (2.0%)
Sydney Capital Corp.
5.31%, 6/14/07 - 6/20/07	(a)177,740	176,547
5.32%, 5/14/07 - 6/19/07	(a)259,580	258,594
5.33%, 5/4/07 - 7/16/07	(a)121,690	120,872
		556,013
Asset Backed — Securities (16.9%)
Amstel Funding Corp.
5.32%, 5/21/07 - 6/29/07	(a)229,000	227,902
5.33%, 6/13/07	(a)118,563	117,828
5.34%, 5/11/07	(a)165,000	164,761
5.35%, 5/9/07	(a)75,000	74,913
Atlas Capital Funding Corp.
5.29%, 9/19/07 - 9/28/07	(a)250,000	244,758
5.30%, 7/12/07	(a)64,000	63,333
5.31%, 6/29/07	(a)75,000	74,355
5.32%, 6/12/07	(a)200,000	198,775

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
5.33%, 9/7/07 - 9/12/07	$ (a)225,000	$220,727
5.34%, 8/7/07	(a)48,000	47,319
Beethoven Funding Corp.
5.31%, 6/20/07	(a)23,386	23,215
5.33%, 7/20/07	(a)75,000	74,123
Beta Finance, Inc.
5.30%, 6/15/07	(a)80,000	79,484
5.32%, 7/10/07	(a)50,000	49,496
Cancara Asset Securitization LLC
5.31%, 6/14/07	(a)39,154	38,903
5.32%, 6/28/07 - 6/29/07	(a)223,269	221,363
Curzon Funding LLC
5.32%, 6/29/07 - 7/10/07	(a)290,000	287,329
5.34%, 5/17/07	(a)110,000	109,746
5.35%, 5/8/07 - 8/8/07	(a)110,000	108,757
Dorada Finance, Inc.
5.35%, 5/8/07	(a)35,500	35,464
Giro Funding U.S. Corp.
5.30%, 5/4/07	98,015	97,972
5.32%, 5/31/07 - 6/5/07	(a)400,000	398,127
5.34%, 7/20/07	125,000	123,536
Grampian Funding LLC
5.30%, 6/25/07	(a)65,000	64,481
5.31%, 7/16/07 - 9/12/07	(a)275,000	270,310
5.32%, 7/11/07	(a)34,000	33,799
5.33%, 6/15/07	(a)203,000	201,683
5.34%, 5/16/07	(a)100,000	99,783
5.35%, 7/20/07 - 8/3/07	(a)526,000	519,134
Scaldis Capital LLC
5.31%, 6/15/07	(a)31,880	31,671
5.33%, 7/10/07 - 9/11/07	(a)86,009	84,640
5.34%, 7/13/07	(a)60,000	59,367
Solitaire Funding LLC
5.32%, 6/27/07	(a)150,000	148,753
5.35%, 7/23/07	(a)120,000	118,559
		4,714,366
Banking (6.2%)
Bank of America Corp.
5.32%, 6/11/07	115,000	114,319
Citigroup Funding, Inc.
5.31%, 6/27/07	95,000	94,211
5.32%, 6/8/07	(a)200,000	198,891
5.32%, 6/22/07 - 7/25/07	90,000	88,982
5.33%, 6/12/07 - 7/30/07	270,000	267,857
5.34%, 5/23/07 - 8/15/07	640,000	637,196
HSBC Bank USA, Inc.
5.31%, 6/15/07	150,000	149,016
5.35%, 7/24/07 - 8/8/07	200,000	197,395
		1,747,867
Diversified Financial Services (1.0%)
General Electric Capital Corp.
5.30%, 6/29/07	205,000	203,263
Nestle Capital Corp.
5.46%, 7/30/07 - 7/31/07	$ (a)85,000	$83,892
		287,155
Insurance (0.4%)
Allianz Finance Corp.
5.32%, 6/22/07	(a)100,000	99,242
Investment Bankers/Brokers/Services (1.3%)
Bear Stearns Co. Inc,
5.32%, 6/28/07	300,000	300,000
5.33%, 6/27/07	65,000	64,465
		364,465
Total Commercial Paper (Cost $14,451,501)		14,451,501
Corporate Notes (5.6%)
Asset Backed — Securities (1.2%)
Cullinan Finance Corp.
5.40%, 4/25/08	(a)185,000	185,000
5.45%, 2/1/08	(a)79,000	79,000
Links Finance LLC
5.37%, 5/2/07	(a)65,000	65,000
		329,000
Banking (2.1%)
Bank of America Corp.
5.30%, 12/27/07	150,000	150,000
5.36%, 2/8/08	300,000	300,000
Wells Fargo Bank NA
5.30%, 5/8/07	140,000	140,000
		590,000
Diversified Financial Services (0.4%)
General Electric Capital Corp.
5.45%, 10/17/07	125,000	125,000
Investment Bankers/Brokers/Services (1.9%)
Goldman Sachs Group, Inc.
5.35%, 11/30/07	275,000	275,000
5.39%, 12/17/07	250,000	250,000
		525,000
Total Corporate Notes (Cost $1,569,000)		1,569,000
Extendible Floating Rate Notes (2.5%)
Banking (0.5%)
Fifth Third Bancorp.
5.32%, 11/23/09	(a)(b)150,000	150,000
Diversified Financial Services (1.0%)
General Electric Capital Corp.
5.45%, 7/9/07	(b)275,000	275,025
Investment Bankers/Brokers/Services (1.0%)
Merrill Lynch & Co., Inc.
5.33%, 9/14/07 - 9/15/10	(b)215,000	215,005
5.57%, 7/11/07	(b)75,000	75,000
		290,005
Total Extendible Floating Rate Notes (Cost $715,030)		715,030

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Floating Rate Notes (17.4%)
Asset Backed — Securities (8.2%)
Beta Finance, Inc.
5.34%, 4/11/08	$ (b)50,000	$50,009
CC USA, Inc.
5.31%, 5/18/07 - 7/18/07	(a)(b)380,000	379,989
Cullinan Finance Corp.
5.28%, 9/17/07	(a)(b)250,000	249,986
5.32%, 9/28/07 - 1/23/08	(a)(b)670,000	669,959
Dorada Finance, Inc.
5.31%, 5/25/07	(a)(b)100,000	99,999
5.32%, 8/7/07	(a)(b)110,000	109,997
Links Finance LLC
5.31%, 3/31/08	(a)(b)150,000	149,986
5.32%, 7/12/07 - 4/24/08	(a)(b)385,000	384,973
5.33%, 8/8/07 - 10/9/07	(a)(b)115,000	114,997
5.35%, 5/25/07	(a)(b)100,000	99,999
		2,309,894
Banking (2.5%)
HSBC Bank USA, Inc.
5.36%, 7/27/07	(b)70,950	70,956
U.S. Trust Co. of New York
5.31%, 7/13/07	(b)90,000	90,000
Union Hamilton Special Funding LLC
5.35%, 6/15/07	(a)(b)170,000	170,000
Wachovia Bank NA
5.31%, 11/30/07	(b)27,000	27,002
5.34%, 9/28/07	(b)40,000	40,004
5.36%, 5/22/07	(b)85,100	85,100
5.40%, 11/30/07	(b)225,000	225,058
		708,120
Finance - Automotive (1.8%)
American Honda Finance Corp.
5.33%, 4/14/08	(a)(b)140,000	140,000
Toyota Motor Credit Corp.
5.32%, 6/28/07 - 5/12/08	(b)250,000	250,004
5.33%, 8/3/07	(b)125,000	125,004
		515,008
Insurance (0.7%)
AIG Matched Funding Corp.
5.32%, 1/9/08	(b)200,000	200,000
Investment Bankers/Brokers/Services (4.2%)
Banc of America Corp.
5.39%, 2/20/49	(b)273,500	273,500
JPMorgan Chase & Co.
5.30%, 4/11/12	(b)75,000	75,000
Lehman Brothers Holdings, Inc.
5.36%, 5/7/07	(b)100,000	100,000
5.37%, 5/31/07	(b)110,000	110,006
Merrill Lynch & Co., Inc.
5.33%, 5/29/07	$ (b)90,000	$89,997
5.36%, 5/29/07	(b)365,000	364,998
5.44%, 7/6/07	(b)150,000	150,019
		1,163,520
Total Floating Rate Notes (Cost $4,896,542)		4,896,542
Promissory Notes (3.3%)
Investment Bankers/Brokers/Services (3.3%)
Goldman Sachs Group, Inc.
5.36%, 4/10/08	175,000	175,000
5.37%, 12/14/07 - 2/29/08	365,000	365,000
5.43%, 8/9/07	150,000	150,000
Merrill Lynch & Co., Inc.
5.36%, 12/28/07	(b)241,000	241,000
Total Promissory Notes (Cost $931,000)		931,000
Time Deposits (3.0%)
Banking (3.0%)
Regions Bank/Birmingham AL
5.28%, 5/1/07	600,000	600,000
Suntrust Bank
5.25%, 5/1/07	240,760	240,760
Total Time Deposits (Cost $840,760)		840,760
Repurchase Agreements (13.4%)

Banc of America Securities LLC, 5.32%, dated 4/30/07, due 5/1/07, repurchase price $696,403; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Abbot Lab., due 5/2/07; Alcoa, Inc., due 8/13/07; Aluminum Co. of America, due 8/13/07; American Honda Finance Corp., due 6/1/07 to 6/12/07; Aquifer Funding, due 5/3/07; ASB Finance Ltd., due 5/22/07; Aspen Funding Corp., due 5/21/07 to 8/13/07; Autobahn Funding, due 5/1/07 to 5/31/07; Avon Capital Corp., due 5/7/07; Barclays Funding, due 8/21/07; Berkeley SQ Funding, due 5/10/07; Broadhollow Funding, due 5/1/07 to 5/22/07; Caisse Nationale d’Epargne et de Provoyance, due 7/23/07; Calyon North America, Inc., due 5/16/07 to 6/11/07; Catapult Pmx Funding, due 5/3/07 to 5/25/07; Cedar Spring Capital Co., due 6/11/07 to 7/23/07; Centrica plc, due 5/11/07 to 6/4/07; Coca Cola Enterprise, Inc., due 5/3/07 to 5/4/07; Corporate Asset Funding Corp., due 5/8/07; County of Wake, North Carolina, due 5/2/07; Deer Valley Funding LLC, due 5/18/07; DNB NOR Bank ASA,

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Face
Amount	Value
(000)	(000)

due 6/5/07 to 6/6/07; Depfa Bank plc, due 7/10/07; Delaware Group, due 6/28/07; Eaton Corp., due 6/1/07 to 6/14/07; Ebury Finance LLC, due 6/4/07; Emerson Electric Corp., due 5/14/07; Fenway Funding LLC, due 5/22/07; Foxboro, due 5/4/07; FPL Group Capital, due 5/9/07 to 5/10/07; Freedom Park Capital LLC, due 6/4/07 to 6/25/07; General Electric Capital Corp., due 6/8/07; Genworth Financial, Inc., due 5/24/07; Halkin Finance, due 7/3/07; HBOS Treasury Services plc, due 6/18/07 to 7/20/07; Honeywell International, due 11/20/07; ING Funding LLC, due 5/14/07 to 6/4/07; Intesa Funding LLC, due 5/7/07 to 5/31/07; Liquid Funding, Ltd., due 8/20/07 to 9/6/07; Luminent STR Funding, due 5/8/07; McKinley Funding Ltd., due 5/18/07; McKinley II Funding Ltd., due 5/21/07 to 5/29/07; McKinley Funding Corp., due 5/29/07; McKinley Funding, Ltd., due 7/19/07; Melnet Student, due 7/25/07; Mint II Securitization LLC, due 5/30/07; Mitsui Co., due 7/26/07; Mortgage Interest Network, due 5/2/07; Natixis Corp., due 6/5/07; New Center Asset Trust, due 7/11/07; North Sea Funding, due 5/25/07 to 7/19/07; Northwestern University, due 6/6/07; Old Line Funding, due 5/23/07; Oracle Corp., due 7/12/07; Paccar Financial Corp., due 5/7/07; Parker Finance Corp., due 5/10/07; Raiffeisen Zentralbank Oesterreich A.G., due 7/31/07; Ranger Funding LLC, due 6/1/07 to 6/11/07; Societe Generale, Inc., due 5/8/07 to 8/7/07; Southern Colorado Funding Corp., due 5/3/07 to 5/21/07; Statens Finance, due 5/14/07; Swedbank Hypotek AB, due 5/2/07 to 6/21/07; Ticonderoga Funding LLC, due 5/17/07 to 5/24/07, UBS Finance LLC, due 5/11/07 to 6/25/07; Voyager Funding, due 5/1/07; Westpac Banking Corp., due 5/1/07 to 7/12/07; Xtra, Inc., due 5/15/07 to 5/17/07; Yorkshire Building Soc., due 7/16/07; Yorktown Capital LLC, due 5/15/07; valued at $710,226.

$696,300	$696,300

Credit Suisse First Boston 5.31%, dated 4/30/07, due 5/1/07, repurchase price $500,074; fully collateralized by discount commercial paper and U.S. government securities at the date of this Portfolio of Investments as follows: Alcon Capital Corp., due 5/10/07 to 5/21/07; Alpine Securitization Corp., due 5/1/07 to 5/31/07; Aquinas Funding LLC, due 5/24/07 to 5/30/07; ASB Finance, Ltd. due 5/8/07 to 8/2/07; Atlantis One Funding, due 5/1/07 to 8/13/07; Axon Financial Funding LLC, due 6/25/07; Carrera Capital Finance, due 5/7/07 to 5/18/07; CBA Financial, due 9/28/07; Ciesco LLC, due 5/14/07 to 5/21/07; Corporate Asset Funding Co., Inc., due 5/23/07 to 6/25/07; Eaton LLC, due 5/3/07 to 8/21/07; EVVLF LLC, due 5/1/07 to 7/23/07; ING America Insurance Holdings, due 5/7/07; Ixis Commercial Paper, due 5/2/07 to 8/27/07; Federal Home Loan Mortgage Corp., Gold Pool, Adjustable Rate Mortgage: 5.09% to 5.84%, due 7/1/34 to 4/1/37; Federal National Mortgage Association, Adjustable Rate Mortgage: 6.05%, due 10/1/33; GE2, due 5/14/07; General Electric Capital Corp., due 1/26/11 to 2/15/17; Mitten Residential, due 5/2/07; Natexis Commercial Paper Corp., due 6/5/07; Old Line Funding LLC, due 5/15/07; Santander Central Hispano, Inc., due 5/14/07; Sigma Finance Inc., due 7/25/07; Stanfield Victoria Funding, due 6/1/07; Swedish National Housing, due 5/14/07; Times Square Funding, due 7/20/07; valued at $510,003.

$500,000	$500,000

Deutsche Bank Securities, Inc., 5.31%, dated 4/30/07, due 5/1/07, repurchase price $500,074; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Austria Corp., due 5/14/07; Air Products & Chemistry, due 5/14/07 to 5/15/07; BASF Aktiengesellschaft, due 6/12/07; Belmont Funding LLC, due 5/25/07; Berkeley Square Finance, due 5/1/07 to 5/10/07; Britannia Building Soc., due 7/25/07; Deutsche Bank A.G., due 5/3/07; Ebury Finance LLC, due 7/5/07; Fox Tror CDO, Ltd., due 7/12/07; Gemini Securitization Corp., due 5/22/07 to 6/13/07; Giro Balanced Funding Corp., due 5/7/07; Henkel Corp., due 6/19/07; Johnson & Johnson, due 5/23/07; Keel Capital, Inc., due 5/9/07 to 5/10/07; KFW International Finance, due 5/4/07; Lake Con Funding, due 5/3/07; Long Lane Master Trust IV, due 5/17/07; Mica Funding LLC, due 5/15/07;

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Prudential plc, due 7/11/07; Rhein Main, due 5/4/07 to 10/1/07; Rheingold Securitization, Ltd., due 5/4/07 to 9/4/07; Stanfield Victoria Funding LLC, due 7/25/07; Transamerica Asset, due 5/8/07; St. Germain Holdings, due 5/4/07 to 5/24/07; TSL USA, Inc., due 5/14/07 to 7/26/07; Versailles CDS LLC, due 5/7/07 to 5/24/07, valued at $510,000.	$500,000	$500,000
Goldman Sachs Group, Inc., 5.31%, dated 4/30/07, due 5/1/07, repurchase price $280,041; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Air Liquide U.S. LLC, due 5/16/07; ING Funding Corp., due 7/31/07; Nestle Capital Corp., due 6/4/07; Netjets, Inc., due 5/1/07; Pitney Bowes, Inc., due 5/21/07; Sheffield Receivables Corp., due 5/8/07, valued at $285,600.	280,000	280,000

J.P. Morgan Securities, 5.32% dated 4/30/07, due 5/1/07, repurchase price $900,133; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Abbington Square, due 5/9/07 to 7/6/07; Alcoa, Inc., due 7/25/07; Black Diamond Funding, due 5/1/07 to 7/26/07; BMW U.S. Capital, due 5/21/07; Conoco Phillips, due 5/2/07; Deer Valley Funding, due 5/18/07 to 6/4/07; Fenway Funding, due 5/31/07; Hypo Real Estate, due 5/10/07; Jupiter Securitization Co., due 5/25/07; New Center Asset Trust, due 10/17/07; Nieuw Amsterdam Receivables Corp., due 5/31/07; Park Avenue Receivables Corp., due 5/21/07 to 5/24/07; Raiffeisen Zentralba, due 7/31/07; Thunder Bay DTC, due 5/31/07; Verizon Communications, due 5/29/07 to 6/6/07; Zane Funding LLC, due 5/14/07 to 5/24/07, valued at $918,005.

	900,000	900,000

Lehman Brothers, Inc., 5.31%, dated 4/30/07, due 5/1/07, repurchase price $400,059; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Alliance & Leicester plc, due 8/28/07; American General Capital LLC, due 8/15/07 to 11/15/07; Amsterdam Funding Corp., due 5/25/07 to 6/4/07; Anglesea Funding plc, due 5/8/07 to 10/16/07; Bavaria Universal Funding, due 6/12/07 to 7/26/07; Belmont Funding LLC, due 5/1/07; Brown-Forman Corp., due 5/7/07; Catapult Communications Corp., due 5/3/07; Cintas Executive Services, Inc., due 5/1/07; Coral, Inc., due 5/15/07; East-Fleet Finance Ltd., due 5/10/07; Erste Finance LLC, due 7/30/07; FLP Group Capital, Inc., due 5/16/07; Fairway Finance Corp., due 5/1/07 to 6/8/07; Fenway Funding LLC, due 5/1/07 to 5/3/07; Gannett Co., Inc., due 5/7/07; Gotham Funding, due 5/3/07; Hannover Funding Co., LLC due 5/15/07 to 6/7/07; Hewlett-Packard Co., due 5/11/07 to 5/15/07; Intesa Funding LLC, due 5/9/07 to 6/15/07; Jupiter Securitization Co., LLC, due 5/25/07; Koch Industries, due 5/10/07; Koch Resources LLC, due 5/11/07; Mica Funding LLC, due 5/1/07 to 5/14/07; Midamerican Energy Co., due 5/1/07; National Rural Utilities Cooperative Finance Corp., due 5/3/07; Nieuw Amsterdam Receivables Corp., due 5/4/07 to 7/25/07; Northern Rock plc, due 5/23/07; Public Service Co., due 5/31/07; SBLI USA Mutual Life Insurance Co., Inc., due 5/31/07; Silver Tower U.S. Funding, 6/8/07; Skandinaviska Enskilda Banken AB, due 6/29/07 to 1/25/08; Southern Co. Funding Corp., due 5/1/07 to 5/29/07; Swedbank AB, due 5/7/07 to 5/8/07; Swedbank Hypotek AB, due 6/5/07 to 6/21/07; Versailles CDS LLC, due 5/9/07 to 5/14/07, valued at $408,002.

	$400,000	$400,000

Merrill Lynch & Co., Inc., 5.32%, dated 4/30/07, due 5/1/07, repurchase price $350,052; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: 7-Eleven, due 5/1/07 to 5/15/07; Athos Fund (The), due 5/31/07; Axon Financial Funding LLC, due 6/18/07 to 10/23/07; Barton Capital Corp., due 5/9/07 to 5/23/07; BNP Paribas, due 5/11/07; Carrera Capital Finance LLC, due 5/2/07; Cooperative Association TRA, due 5/25/07; Davenport CDO, due 5/2/07; Depfa Bank plc, due 6/8/07; Five Finance, Inc., due 7/16/07; General Electric Capital Corp., due 5/4/07 to 5/7/07; George Street Finance LLC, due 5/29/07; Golden Key Ltd., due 7/16/07 to 7/25/07; Greyhawk Funding LLC, due 5/8/07

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

to 6/5/07; HBOS Treasury Services plc, due 5/1/07 to 7/19/07; Hudson-Thames Capital, due 5/25/07; Klio III Funding Corp., due 7/11/07; Liberty CDO, due 5/18/07; Medtronic, Inc., due 5/21/07; Natixis, due 5/7/07; Nestle Capital Corp., due 5/15/07 to 6/14/07; NYSE Euronext, due 5/14/07 to 7/10/07; Old Line Funding LLC, due 5/15/07; Raffles Holdings Ltd., due 5/29/07; Ranger Funding Corp., due 5/16/07; SBA Bancorp, Inc., due 5/10/07; Southeast Corp. Federal Credit Union, due 5/15/07 to 5/25/07; Svenska Handelsbanken AB, due 5/9/07; Sydney Capital Corp., due 5/29/07 to 5/30/07; Tasman Funding, Inc., due 5/7/07; Ticonderoga Capital, due 6/1/07; Transamerica Asset Funding Corp., due 5/17/07; UBS Americas, Inc., due 5/1/07; UBS Finance Delaware LLC, due 5/1/07 to 7/19/07; Westpac Banking Corp., due 10/15/07; Westpac Securities NZ Ltd., due 10/18/07; White Pine Finance LLC, due 5/15/07 to 5/23/07; Windmill Funding I Corp., due 6/13/07; Yorktown Capital LLC, due 5/30/07, valued at $357,004.

	$350,000	$350,000
Wachovia Capital Market LLC, 5.36%, dated 4/30/07, due 5/1/07, repurchase price $150,022; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Air Products & Chemistry, due 5/3/07; Atlas Capital Funding Corp., due 7/5/07; Kaiserplatz Funding LLC, due 5/30/07; MICA Funding LLC, due 5/25/07 valued at $153,000.	150,000	150,000
Total Repurchase Agreements (Cost $3,776,300)		3,776,300
Total Investments (100.1%) (Cost $28,150,133)		28,150,133
Liabilities in Excess of Other Assets (-0.1%)		(28,111)
Net Assets (100%)		$28,122,022

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2007.

(e)                                  The rates shown are the effective yields at the date of purchase.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*	Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (17.8%)
Federal Farm Credit Bank
5.23%, 6/16/08	$ (b)40,000	$39,987
Federal Home Loan Bank
3.25%, 12/17/07	2,100	2,074
3.75%, 5/15/07	5,000	4,997
4.00%, 6/13/07 - 7/13/07	6,500	6,489
4.13%, 7/20/07	3,100	3,092
5.18%, 6/18/08	(b)30,000	29,985
5.19%, 1/10/08 - 4/10/08	(b)55,000	54,978
5.22%, 8/10/07	(b)10,000	9,999
5.30%, 11/19/07 - 3/19/08	64,000	64,000
5.38%, 4/18/08	15,000	15,000
5.40%, 2/25/08	10,000	10,000
Federal Home Loan Mortgage Corp.
2.88%, 5/15/07	3,210	3,207
3.00%, 7/27/07	20,000	19,894
4.50%, 5/17/07	(b)4,359	4,358
5.04%, 5/29/07	(d)23,000	22,910
5.05%, 5/4/07	(d)1,410	1,409
5.07%, 8/3/07	(d)13,900	13,719
5.10%, 6/22/07	(d)7,000	6,949
5.13%, 8/20/07	(d)7,541	7,424
5.16%, 9/21/07	(d)9,500	9,309
5.20%, 11/30/07 - 12/11/07	(d)24,000	23,278
5.21%, 10/16/07	(d)2,000	1,952
5.22%, 6/22/07 - 7/6/07	(b)75,000	74,996
5.35%, 3/26/08	20,000	20,000
Federal National Mortgage Association
2.75%, 7/23/07	10,750	10,689
3.25%, 5/11/07	5,000	4,997
3.88%, 5/15/07	4,000	3,998
4.25%, 9/15/07	4,912	4,892
4.75%, 8/3/07	3,185	3,181
5.04%, 5/2/07	(d)5,817	5,816
5.05%, 5/8/07	(d)7,000	6,993
5.09%, 6/29/07	(d)15,900	15,769
5.15%, 8/22/07	(d)10,000	9,841
5.15%, 9/21/07	1,750	1,750
5.17%, 8/29/07 - 11/30/07	(d)26,157	25,531
5.19%, 12/28/07	(d)5,000	4,832
5.20%, 10/5/07	(d)13,377	13,081
6.63%, 10/15/07	2,280	2,294
Total U.S. Government & Agency Securities (Cost $563,670)		563,670

Repurchase Agreements (82.1%)
Barclays Inc., 5.24%, dated 4/30/07, due 5/1/07, repurchase price $384,056; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.00%, due 5/1/33 to 3/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.00%, due 2/1/35 to 3/1/37, valued at $391,680.	$384,000	$384,000
Barclays Inc., 5.26%, dated 3/26/07, due 7/24/07, repurchase price $40,701; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage: 5.93%, due 11/1/36, valued at $40,800.	40,000	40,000
Barclays Inc., 5.27%, dated 3/27/07, due 7/25/07, repurchase price $20,351; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.07%, due 12/1/35, valued at $20,400.	20,000	20,000
Bear Stearns Cos., Inc., 5.24%, dated 4/30/07, due 5/1/07, repurchase price $585,085; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.00%, due 9/1/35 to 2/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% to 7.00%, due 11/1/08 to 4/1/37, valued at $596,703.	585,000	585,000
CS First Boston LLC, 5.25%, dated 4/30/07, due 5/1/07, repurchase price $255,037; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.00%, due 9/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.50%, due 10/1/08 to 3/1/37, valued at $255,003.	250,000	250,000
CS First Boston LLC, 5.28%, dated 2/23/07, due 7/23/07, repurchase price $25,550; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 6.50%, due 3/1/37, valued at $25,502.	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Deutsche Bank Securities, Inc., 5.24%, dated 4/30/07, due 5/1/07, repurchase price $575,179; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 5.56% to 7.43%, due 11/1/32 to 4/1/37; Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.50%, due 7/1/35 to 4/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.03% to 7.39%, due 12/1/09 to 4/1/44, valued at $587,413.	$575,095	$575,095
UBS Securities LLC, 5.22%, dated 4/30/07, due 5/1/07, repurchase price $51,007; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 6.00%, due 2/1/37; Federal National Mortgage Association, Fixed Rate Mortgage: 6.50%, due 3/1/29, valued at $52,021.	51,000	51,000
UBS Securities LLC, 5.24%, dated 4/30/07, due 5/1/07, repurchase price $315,046; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.50% to 9.00%, due 4/1/25 to 4/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 8.00%, due 9/1/17 to 3/1/37, valued at $321,301.	315,000	315,000
UBS Securities LLC, 5.25%, dated 3/22/07, due 8/10/07, repurchase price $25,514; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 6.00%, due 2/1/37; Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 4/1/37, valued at $25,504.	25,000	25,000
UBS Securities LLC, 5.26%, dated 3/14/07, due 6/12/07, repurchase price $25,329; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.50%, due 6/1/26; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% to 6.00%, due 12/1/32 to 7/1/33, valued at $25,500.	25,000	25,000
UBS Securities LLC, 5.28%, dated 1/11/07, due 6/11/07, repurchase price $30,664; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% to 6.00%, due 3/1/33 to 4/1/37, valued at $30,604.	30,000	30,000
UBS Securities LLC, 5.30%, dated 2/2/07, due 8/1/07, repurchase price $25,663; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.50%, due 9/1/19; Federal National Mortgage Association, Fixed Rate Mortgages: 6.00% to 6.50%, due 3/1/29 to 4/1/36, valued at $25,502.	$25,000	$25,000
Wachovia Capital Markets LLC, 5.24%, dated 4/30/07, due 5/1/07, repurchase price $250,036; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon to 5.00%, due 5/1/07 to 5/1/36, valued at $255,000.	250,000	250,000
Total Repurchase Agreements (Cost $2,600,095)		2,600,095
Total Investments (99.9%) (Cost $3,163,765)		3,163,765
Other Assets in Excess of Liabilities (0.1%)		2,690
Net Assets (100%)		$3,166,455

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2007.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (0.9%)
U.S. Treasury Bills
4.97%, 8/23/07	$ (d)200	$197
4.98%, 7/5/07 - 9/27/07	(d)1,100	1,083
5.00%, 10/4/07	(d)300	294
5.02%, 8/16/07	(d)200	197
5.03%, 8/9/07	(d)200	197
Total U.S. Treasury Securities (Cost $1,968)		1,968
Repurchase Agreements (99.2%)
Banc of America LLC, 5.12%, dated 4/30/07, due 5/1/07, repurchase price $44,021; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.13%, due 2/15/23; U.S. Treasury Note, 4.88%, due 8/31/08, valued at $44,895.	44,015	44,015
CS First Boston LLC, 5.10%, dated 4/30/07, due 5/1/07, repurchase price $38,305; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.38% to 5.13%, due 2/15/08 to 5/15/16, valued at $39,067.	38,300	38,300
Deutsche Bank Securities, Inc., 5.13%, dated 4/30/07, due 5/1/07, repurchase price $47,007; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 4.00% to 5.00%, due 3/15/10 to 2/29/12, valued at $47,940.	47,000	47,000
Merrill Lynch & Co., Inc., 5.11%, dated 4/30/07, due 5/1/07, repurchase price $40,569; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.63%, due 2/15/17, valued at $41,375.	40,563	40,563
UBS Securities LLC, 5.12%, dated 4/30/07, due 5/1/07, repurchase price $45,006; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.38%, due 12/15/10, valued at $45,903.	45,000	45,000
UBS Securities LLC, 5.20%, dated 3/27/07, due 7/25/07, repurchase price $1,017; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.75%, due 5/15/08, valued at $1,020.	1,000	1,000
UBS Securities LLC, 5.23%, dated 11/9/06, due 5/8/07, repurchase price $513; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.75%, due 5/15/08, valued at $513.	500	500
Total Repurchase Agreements (Cost $216,378)		216,378
Total Investments (100.1%) (Cost $218,346)		$218,346
Liabilities in Excess of Other Assets (-0.1%)		(233)
Net Assets (100%)		$218,113

(d)           Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*	Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.6%)
Commercial Paper (6.5%) (e)
Austin Independent School District, TX, Series 2005 A
3.82%, 5/1/07	$14,000	$14,000
Florida Municipal Power Agency, Series A
3.75%, 5/21/07	8,000	8,000
Georgia Municipal Electric Authority, Series TE - A
3.80%, 5/14/07	15,655	15,655
Houston, TX, Combined Utility System, Series 2004 A
3.70%, 6/13/07	8,000	8,000
Kentucky Asset Liability Commission, General Fund Second, Series 2005 A-2
3.60%, 5/25/07	4,200	4,200
Missouri Development Finance Board, Missouri Association of Municipal Utilities, Series 2006 A
3.70%, 5/3/07	5,450	5,450
New York City Municipal Water Finance Authority, NY, Series 6
3.82%, 5/17/07	22,000	22,000
Ohio State University, General Receipts, Series 2007 H
3.80%, 5/29/07	8,700	8,700
		86,005
Daily Variable Rate Bonds (4.6%)
Washington Health Care Facilities Authority, WA, MultiCare Health System, Series 2007 D (FSA)
4.10%, 5/1/07	60,100	60,100
Municipal Bonds & Notes (7.0%)
Cook County School District No 159, IL, Matteson-Richton Park, Series 2006 TAWs
4.75%, 11/1/07	3,518	3,518
District of Columbia, Fiscal Year 2007 TRANs
4.25%, 9/28/07	5,013	5,013
Hastings, NY, Series 2006 BANs
4.25%, 7/13/07	3,000	3,000
Illinois, Series 2007
4.25%, 6/7/07	10,005	10,005
Indiana Bond Bank, Advance Funding, Series 2007 A
4.25%, 1/31/08	6,026	6,026
New Jersey Transit Corp., Federal Transit Administration Grants, Series 2000 B COPs (Ambac)
5.50%, 9/15/07	4,028	4,028
New Jersey, Series 2007 A TRANs
4.50%, 6/22/07	15,017	15,017
Orange County School District, FL, Series 2006 TANs
4.00%, 9/14/07	6,509	6,509
Pioneer Valley Transit Authority, MA, Series 2006 RANs
4.50%, 8/3/07	$2,503	$2,503
Rhode Island & Providence Plantations, Fiscal Year 2007 TANs
4.25%, 6/29/07	12,011	12,011
Roosevelt Union Free School District, NY, Series 2006 B BANs
4.35%, 8/2/07	2,893	2,893
Temple University, PA, University Funding Series 2007
4.25%, 4/24/08	5,030	5,030
Three Rivers Solid Waste Authority, SC, Series 2007 BANs
4.50%, 6/1/07	3,503	3,503
Wichita, KS, Renewal & Improvement Temporary Notes, Series 218
4.25%, 8/9/07	8,015	8,015
Worthington City School District, OH, Series 2006 BANs
4.38%, 5/3/07	5,000	5,000
		92,071
Put Option Bonds (2.5%)
Chicago, IL, Tender Notes, Series 2006
3.52%, 10/11/07	12,000	12,000
Oklahoma Water Resources Board, State Loan, Series 2001
3.70%, 10/1/07	4,325	4,325
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co., Series 1984
3.85%, 9/1/07	4,700	4,700
Texas Transportation Commission, Mobility Fund, Series 2006-B
3.52%, 9/10/07	4,000	4,000
Wapello County, IA, Ottumwa Regional Health Center, Series 2006 (Radian)
3.60%, 10/1/07	8,500	8,500
		33,525
Weekly Variable Rate Bonds (79.0%)
Alabama Special Care Facilities Authority of the City of Mobile, Ascension Health Senior Credit Group, Series 2006 D ROCs II-R, Series 687
3.98%, 5/7/07	11,000	11,000
Albuquerque, NM, Affordable Housing Refinancing, Series 2000 (MBIA)
3.98%, 5/7/07	5,025	5,025
Atlanta, GA, Sub Lien Tax Allocation Atlantic Station, Series 2006
4.01%, 5/7/07	15,000	15,000
Atlanta, GA, Water & Wastewater, Series 2004 Floater-TRs, Series 2006 K2 (FSA)
4.00%, 5/7/07	4,500	4,500

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Birmingham Public Educational Building Authority, AL, University of Alabama Student Housing, Series 2005 A
3.94%, 5/7/07	$11,000	$11,000
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Series 2004
4.01%, 5/7/07	5,100	5,100
Cary, NC, Series 2006
3.95%, 5/7/07	31,025	31,025
Centerra Metropolitan District No 1, CO, Series 2004
3.95%, 5/7/07	4,100	4,100
Central Utah Water Conservancy District, Series 1998 E (Ambac)
3.98%, 5/7/07	12,410	12,410
Series 2004 C (Ambac)
3.98%, 5/7/07	21,000	21,000
Charlotte, NC, Convention Facility, Series 2003 B COPs
3.95%, 5/7/07	4,000	4,000
Chicago Board of Education, IL, Series 2004 D (FSA)
3.96%, 5/7/07	11,030	11,030
Chicago, IL, Chicago O’Hare International Airport Third Lien, Series 2005 C (CIFG)
3.97%, 5/7/07	10,500	10,500
Third Lien, Series 2005 D (CIFG)
3.97%, 5/7/07	8,000	8,000
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006
3.98%, 5/7/07	7,000	7,000
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A
3.96%, 5/7/07	5,600	5,600
Cook County, IL, Series 2002 C P-FLOATs PT-1522 (Ambac)
3.99%, 5/7/07	7,265	7,265
DeKalb County Hospital Authority, GA, DeKalb Medical Center, Series 2005
3.96%, 5/7/07	3,510	3,510
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A
3.94%, 5/7/07	6,700	6,700
FIU Athletics Finance Corporation, FL, Football Stadium Project, Series 2007 A
3.98%, 5/7/07	14,000	14,000
Florida Gas Utility, Gas Supply Acquisition No. 2, Series 2006 A-1
3.92%, 5/7/07	6,000	6,000
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005
3.96%, 5/7/07	15,800	15,800
Garland Health Facilities Development Corp., TX, Chambrel Club Hill, Series 2002
3.97%, 5/7/07	4,900	4,900
Glendale Heights, IL, Glendale Lakes, Series 2000
3.93%, 5/7/07	2,445	2,445
Harris County Industrial Development Corp., TX, Baytank Inc., Series 1998
3.91%, 5/7/07	9,400	9,400
Illinois Development Finance Authority, Museum of Contemporary Art, Series 1994
3.91%, 5/7/07	20,000	20,000
Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac)
3.93%, 5/7/07	2,555	2,555
Illinois Educational Facilities Authority, The Art Institute of Chicago, Series 1995
3.91%, 5/7/07	11,600	11,600
National-Louis University, Series 1999 A
3.96%, 5/7/07	10,750	10,750
CHF-DeKalb LLC at Northern Illinois University, Series 2006 A,
3.99%, 5/7/07	4,500	4,500
Illinois Finance Authority, Edward Hospital Obligated Group, Series 2007 B-1 (Ambac)
3.97%, 5/7/07	14,000	14,000
Elmhurst Memorial Healthcare Municipal CRVS, Series 2006-2001
3.97%, 5/7/07	4,000	4,000
Village of Oak Park Residence, Series 2006
3.96%, 5/7/07	4,000	4,000
Illinois Health Facilities Authority, Advocate Health Care Network, Series 1997 B
3.98%, 5/7/07	12,000	12,000
Illinois Housing Development Authority, Village Center Development, Series 2004
3.96%, 5/7/07	7,150	7,150
Illinois International Port District, Series 2003
4.02%, 5/7/07	3,500	3,500
Indiana Development Finance Authority, IN, The Culver Educational Foundation, Series 1997
3.98%, 5/7/07	13,300	13,300
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C
3.96%, 5/7/07	10,000	10,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B
3.95%, 5/7/07	5,000	5,000
J. P. Morgan Chase & Co., Various States, I-PUTTERs, Series 1633P
4.09%, 5/7/07	15,670	15,670

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005
3.96%, 5/7/07	$6,620	$6,620
Kansas City Industrial Development Authority, MO,Kansas City Downtown Redevelopment District,Series 2005 A (Ambac)
3.98%, 5/7/07	25,000	25,000
Kansas City Industrial Development Authority, MO,Kansas City Downtown Redevelopment District, Series 2006 A (Ambac)
3.98%, 5/7/07	5,000	5,000
Kansas City Industrial Development Authority, MO,The Ethans Apartments, Series 2004
3.96%, 5/7/07	22,000	22,000
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Series 2005 B
3.97%, 5/7/07	3,000	3,000
King County, WA, Sewer, Series 2006 A (MBIA)
3.95%, 5/7/07	5,850	5,850
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006
3.96%, 5/7/07	7,000	7,000
Lancaster County Hospital Authority, PA, Willow Valley Retirement Communities, Series 2002 B (Radian)
3.94%, 5/7/07	5,350	5,350
Leesburg, FL, The Villages Regional Hospital, Series 2006 (Radian)
3.98%, 5/7/07	10,600	10,600
Lehman Municipal Trust Receipts, WA, NJB Properties 2006, Series A Floater-TRs, Series 2007 P23W
4.03%, 5/7/07	21,400	21,400
Madisonville, KY, Trover Clinic Foundation Inc., Series 2006 (AGC)
3.96%, 5/7/07	19,250	19,250
Main Street Natural Gas Inc., GA, Gas Series 2006 A MERLOTs, Series C6
4.00%, 5/7/07	25,000	25,000
Main Street Natural Gas Inc., GA, Gas Series 2007 B MERLOTs, Series C11
4.00%, 5/7/07	11,635	11,635
Massachusetts Development Finance Agency, Dana Hall School, Series 2004
3.93%, 5/7/07	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D (AGC)
3.96%, 5/7/07	5,000	5,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
4.10%, 5/7/07	410	410
Minneapolis, MN, Fairview Health Services,Series 2005 B (Ambac)
3.92%, 5/7/07	2,000	2,000
Mississippi Development Bank, Magnolia Regional Health Center, Series 2006 A (Radian)
3.97%, 5/7/07	7,000	7,000
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1
3.92%, 5/7/07	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas Series 2006 B PUTTERs, Series 1579
3.98%, 5/7/07	13,100	13,100
Murray City, UT, IHC Health Services Inc., Series 2005 D
3.97%, 5/7/07	4,800	4,800
Nevada System of Higher Education, Series 2005 BPUTTERs, Series 1134 (Ambac)
3.98%, 5/7/07	5,270	5,270
New Castle County, DE, University Courtyard Apartments, Series 2005
3.99%, 5/7/07	9,800	9,800
New Hampshire Health & Education FacilitiesAuthority, Weeks Medical Center, Series 2005 A
3.92%, 5/7/07	3,545	3,545
Crotched Mountain Rehabilitation Center, Series 2006
3.95%, 5/7/07	7,500	7,500
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B
3.94%, 5/7/07	8,385	8,385
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 A
3.97%, 5/7/07	26,000	26,000
New York State Dormitory Authority, Mount St. Mary College, Series 2005 (Radian)
4.00%, 5/7/07	1,000	1,000
North Carolina Capital Facilities Finance Agency,Barton College, Series 2004
3.95%, 5/7/07	4,900	4,900
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002
3.97%, 5/7/07	2,600	2,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003
4.00%, 5/7/07	10,550	10,550
North Charleston, SC, Municipal Golf Course, Series 2003
4.00%, 5/7/07	11,100	11,100
North Texas Tollway Authority, TX, Dallas North Tollway System, Series 2005 C (FGIC)
3.93%, 5/7/07	4,770	4,770
Oak Park Heights, MN, Multifamily Boutwells Landing, Series 2005
3.95%, 5/7/07	4,400	4,400
Ohio, Common Schools, Series 2005 C P-FLOATs PT-3442
3.97%, 5/7/07	15,140	15,140

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Ohio, Common Schools, Series 2006 C
3.93%, 5/7/07	$1,500	$1,500
Omaha, NE, Eagle #2004001 Class A
3.99%, 5/7/07	1,000	1,000
Pasco County School Board, FL, Series 1996 COPs (Ambac)
3.93%, 5/7/07	14,325	14,325
Pennsylvania Turnpike Commission, Series 2002 A-1
3.91%, 5/7/07	9,100	9,100
Perry County, MS, Leaf River Forest Products Inc., Series 2002
3.94%, 5/7/07	20,000	20,000
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997
3.94%, 5/7/07	9,600	9,600
Phoenix Civic Improvement Corp., AZ, Civic Plaza Expansion, Series 2005 B Floaters, Series 84Z (FGIC)
3.98%, 5/7/07	5,660	5,660
Pine Ridge Village/Campus Heights LLC, AZ, Northern Arizona University, Series 2005 (FGIC)
3.94%, 5/7/07	3,000	3,000
Puttable Floating Option Tax-Exempts Receipts, OT, Series 2006 P-FLOATs EC-002
4.17%, 5/7/07	35,780	35,780
Puttable Floating Option Tax-Exempts Receipts, TX, Texas Municipal Gas Acquisition & Supply Corp., Series 2006 B P-FLOATs PA-1462
4.00%, 5/7/07	30,000	30,000
Raleigh, NC, Combined Enterprise System, Series 2006 A Eagle #20070010 A
3.97%, 5/7/07	4,950	4,950
Regional Transportation Authority, IL, Refinancing, Series 2005 B
3.93%, 5/7/07	3,445	3,445
Rhode Island Economic Development Corp., Airport 2005, Series C P-FLOATS PT-2953 (MBIA)
3.98%, 5/7/07	2,130	2,130
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A
3.98%, 5/7/07	7,500	7,500
Rickenbacker Port Authority, OH, OASBO Expanded Asset Pooled Financing, Series 2002 A ROCs II-R, Series 591CE
3.98%, 5/7/07	5,620	5,620
Sam Rayburn Municipal Power Agency, TX, Refinancing, Series 2002 P-FLOATs PT-2413 (Radian)
4.00%, 5/7/07	8,610	8,610
San Antonio, TX, Water System Sub Lien, Series 2003 B (MBIA)
3.93%, 5/7/07	5,050	5,050
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital, Series 2006
3.95%, 5/7/07	5,000	5,000
Series 2005 A (Radian)
3.98%, 5/7/07	5,000	5,000
Series 2006 A (Radian)
3.98%, 5/7/07	5,400	5,400
St. Joseph County, IN, Logan Community Resources, Series 2004
3.98%, 5/7/07	6,350	6,350
Tennergy Corporation, TN, Gas Series 2006 B PUTTERs, Series 1260B
3.98%, 5/7/07	26,100	26,100
Tennessee Energy Acquisition Corp., Gas Series 2006 A ROCs II-R, Series 598
3.98%, 5/7/07	5,000	5,000
UBS Municipal CRVS, GA, Main Street Natural Gas Inc., Series 2006 A Floaters, Series 2007-6
3.97%, 5/7/07	26,685	26,685
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiatives, Series 1997 B
3.91%, 5/7/07	4,100	4,100
University of Hawaii Board of Regents, Series 2006 A P-FLOATs PT-3685 (MBIA)
3.99%, 5/7/07	8,880	8,880
University of New Mexico Regents, Series 2002 B
3.93%, 5/7/07	5,000	5,000
Vermont Economic Development Authority, VT, Wake Robin Corp., Series 2006 C
3.96%, 5/7/07	5,250	5,250
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical University, Series 2005 ROCs II-R, Series 440 (Radian)
3.99%, 5/7/07	5,645	5,645
Washington County Authority, PA, Girard Estate, Series 1999
3.91%, 5/7/07	8,715	8,715
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006
4.06%, 5/7/07	9,000	9,000
Washington Higher Education Facilities Authority, Whitman College, Series 2004
3.91%, 5/7/07	7,320	7,320
Washington State Housing Finance Commission, Judson Park, Series 2007
3.97%, 5/7/07	10,400	10,400
YMCA of Tacoma-Pierce County, Series 2006
3.99%, 5/7/07	4,165	4,165
Washington State, Floater-TRs, Series 2006 P23U 2006 D (MBIA)
4.00%, 5/7/07	5,380	5,380

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Will County, IL, University of St. Francis,Series 2005
3.95%, 5/7/07	$3,500	$3,500
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Series 2006 A
4.01%, 5/7/07	8,000	8,000
Watertown Memorial Hospital, Series 2006 (Radian)
3.99%, 5/7/07	5,000	5,000
York County School District No 4, SC, Fort Mill TOCs, Series 2004 F
3.96%, 5/7/07	7,370	7,370
Yorkville United City Special Services Area 2004-106,IL, Special Tax Series 2004
3.96%, 5/7/07	3,000	3,000
		1,044,340
Total Tax-Exempt Instruments (Cost $1,316,041)		1,316,041
Total Investments (99.6%) (Cost $1,316,041)		1,316,041
Other Assets in Excess of Liabilities (0.4%)		5,922
Net Assets (100%)		$1,321,963

(e)           The rates shown are the effective yields at the date of purchase.

AGC	— Assured Guaranty Corp.
Ambac	— Ambac Assurance Corp.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
Floater-TRs	— Floating Rate Trust Receipts
MBIA	— MBIA Insurance Corp.
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-exempt Receipts
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TAWs	— Tax Anticipation Warrants
TOBs	— Tender Option Bonds
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

STATE/TERRITORY	Value (000)	Percent of Net Assets
Illinois	$168,763	12.8%
Washington	123,615	9.4%
Georgia	123,385	9.3%
Texas	88,730	6.7%
Florida	70,179	5.3%
North Carolina	58,025	4.4%
Tennessee	57,820	4.4%
Missouri	57,450	4.3%
New York	54,893	4.2%
Multi-State	51,450	3.9%
Pennsylvania	44,495	3.4%
Ohio	40,960	3.1%
Utah	38,210	2.9%
South Carolina	37,373	2.8%
Indiana	36,086	2.7%
Kentucky	30,950	2.3%
Alabama	27,000	2.0%
Mississippi	27,000	2.0%
New Hampshire	19,430	1.5%
New Jersey	19,045	1.4%
Rhode Island	14,141	1.1%
Wisconsin	13,000	1.0%
Colorado	11,100	0.8%
New Mexico	10,025	0.8%
Massachusetts	10,003	0.8%
Delaware	9,800	0.7%
Hawaii	8,880	0.7%
Arizona	8,660	0.7%
Iowa	8,500	0.6%
Kansas	8,015	0.6%
Minnesota	6,400	0.5%
Nevada	5,270	0.4%
Vermont	5,250	0.4%
District of Columbia	5,013	0.4%
Louisiana	4,700	0.4%
Oklahoma	4,325	0.3%
Oregon	4,100	0.3%
Michigan	3,000	0.2%
Nebraska	1,000	0.1%
	$1,316,041	99.6%

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

* Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments, at Cost:	$9,260,836	$28,150,133	$3,163,765	$218,346	$1,316,041
Investments, at Value:(1)	9,260,836	28,150,133	3,163,765	218,346	1,316,041
Cash	5	—	5,000	@—	65
Interest Receivable	21,553	52,251	4,857	48	7,055
OtherAssets	47	206	55	36	6
Total Assets	9,282,441	28,202,590	3,173,677	218,430	1,323,167
Liabilities:
Payable for Investments Purchased	56,527	—	—	—	—
Dividends Declared	10,102	77,035	6,826	237	1,011
Investment Advisory Fees Payable	374	1,479	132	—	25
Payable for Administrative Fees	317	1,189	132	8	59
Payable for Custodian Fees	38	154	—	10	7
Bank Overdraft Payable	—	61	—	—	—
Shareholder Administration Plan Fees Payable — Service Class	@—	12	@—	@—	@—
Shareholder Administration Plan Fees Payable — Investor Class	@—	3	4	@—	@—
Shareholder Administration Plan Fees Payable — Administrative Class	2	1	3	1	@—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	15	32	23	32	5
Distribution and Shareholder Service Plans Fees Payable — Participant Class	@—	@—	@—	@—	@—
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	49	—	—	@—	56
Other Liabilities	136	602	102	29	41
Total Liabilities	67,560	80,568	7,222	317	1,204
Net Assets	$9,214,881	$28,122,022	$3,166,455	$218,113	$1,321,963
Net Assets Consist Of:
Paid-in Capital	$9,214,889	$28,122,010	$3,166,451	$218,113	$1,321,970
Undistributed (Distributions in Excess of) Net Investment Income	@—	4	4	1	—
Accumulated Net Realized Gain (Loss)	(8)	8	@—	(1)	(7)
Net Assets	$9,214,881	$28,122,022	$3,166,455	$218,113	$1,321,963

(1) Including:
Repurchase Agreements, at Value:	$503,700	$3,776,300	$2,600,095	$216,378	$—

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$8,885,503	$27,587,218	$3,006,387	$30,757	$1,084,448
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	8,885,519,374	27,587,205,961	3,006,387,501	30,757,040	1,084,455,640
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

SERVICE CLASS:
Net Assets	$10,132	$346,943	$117	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	10,131,787	346,943,342	116,926	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

INVESTOR CLASS:
Net Assets	$274	$16,588	$35,482	$100	$118
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	273,632	16,587,744	35,482,024	100,000	118,738
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

ADMINISTRATIVE CLASS:
Net Assets	$18,237	$5,649	$22,905	$10,165	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	18,236,576	5,649,391	22,904,740	10,165,234	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

ADVISORY CLASS:
Net Assets	$107,266	$165,524	$101,464	$171,387	$22,330
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	107,266,331	165,523,461	101,463,560	171,387,064	22,329,597
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

PARTICIPANT CLASS:
Net Assets	$100	$100	$100	$524	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	100,000	523,124	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

CASH MANAGEMENT CLASS:
Net Assets	$193,369	$—	$—	$5,080	$214,767
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	193,369,475	—	—	5,079,650	214,766,872
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$—	$—	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended April 30, 2007

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$182,942	$678,336	$89,124	$3,047	$20,185
Expenses:
Investment Advisory Fees (Note B)	5,093	18,913	2,506	86	826
Administration Fees (Note C)	1,701	6,321	838	29	276
Registration and Filing Fees	284	509	268	255	273
Custodian Fees (Note E)	53	168	@—	10	22
Professional Fees	80	279	58	27	24
Trustees’ Fees and Expenses	32	122	17	1	6
Shareholder Reporting Fees	17	61	16	5	7
Bank Overdraft Expense	24	59	15	1	7
Shareholder Administration Plan Fees — Service Class (Note D)	1	67	@—	@—	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	@—	6	171	@—	2
Shareholder Administration Plan Fees — Administrative Class (Note D)	4	2	30	1	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	40	106	185	125	22
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	@—	@—	1	@—
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	309	—	—	1	313
Other Expenses	67	277	55	23	16
Total Expenses	7,706	26,890	4,159	565	1,794
Waiver of Investment Advisory Fees (Note B)	(3,364)	(11,520)	(1,831)	(86)	(826)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(316)	(55)
Expense Offset (Note E)	(37)	@—	@—	(5)	(19)
Net Expenses	4,305	15,370	2,328	158	894
Net Investment Income (Loss)	178,637	662,966	86,796	2,889	19,291
Realized Gain (Loss):
Investments	(8)	(13)	@—	@—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,629	$662,953	$86,796	$2,889	$19,293

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2007 (unaudited) (000)	Year Ended October 31, 2006 (000)	Six Months Ended April 30, 2007 (unaudited) (000)	Year Ended October 31, 2006 (000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$178,637	$194,495	$662,966	$794,614
Net Realized Gain (Loss)	(8)	12	(13)	108
Net Increase (Decrease) in Net Assets Resulting from Operations	178,629	194,507	662,953	794,722
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(172,472)	(192,913)	(653,469)	(789,089)
Net Realized Gain	—	(12)	(8)	(68)
Service Class:
Net Investment Income	(89)	(14)	(6,983)	(2,333)
Net Realized Gain	—	@—	@—	@—
Investor Class:
Net Investment Income	(7)	(8)	(318)	(609)
Net Realized Gain	—	@—	@—	@—
Administrative Class:
Net Investment Income	(139)	(5)	(62)	(5)
Net Realized Gain	—	@—	@—	@—
Advisory Class:
Net Investment Income	(810)	(430)	(2,131)	(2,576)
Net Realized Gain	—	@—	@—	@—
Participant Class:
Net Investment Income	(5)	(7)	(2)	(4)
Net Realized Gain	—	@—	@—	@—
Cash Management Class:
Net Investment Income	(5,115)	(1,118)	—	—
Net Realized Gain	—	@—	—	—
Total Distributions	(178,637)	(194,507)	(662,973)	(794,684)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	31,502,351	39,416,745	127,363,288	172,593,201
Distributions Reinvested	134,976	98,400	291,846	369,603
Redeemed	(28,298,233)	(37,050,961)	(117,609,973)	(169,386,266)
Service Class:
Subscribed	18,045	2,202	1,083,336	1,913,894
Distributions Reinvested	87	—	6,653	29
Redeemed	(8,100)	(2,202)	(928,488)	(1,738,937)
Investor Class:
Subscribed	54	249	108,465	85,351
Distributions Reinvested	6	3	350	640
Redeemed	(74)	(64)	(97,727)	(100,491)
Administrative Class:
Subscribed	18,061	—	12,031	—
Distributions Reinvested	136	—	59	—
Redeemed	(61)	—	(6,541)	—
Advisory Class:
Subscribed	880,123	251,006	1,205,916	493,671
Distributions Reinvested	107	4	870	1,401
Redeemed	(784,605)	(239,448)	(1,103,806)	(501,729)
Participant Class:
Subscribed	210	1,971	—	—
Distributions Reinvested	3	@—	—	—
Redeemed	(384)	(1,800)	—	—

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2007 (unaudited) (000)	Year Ended October 31, 2006 (000)	Six Months Ended April 30, 2007 (unaudited) (000)	Year Ended October 31, 2006 (000)

Cash Management Class:
Subscribed	259,098	285,485	—	—
Distributions Reinvested	6,016	179	—	—
Redeemed	(293,249)	(64,261)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,434,567	2,697,508	10,326,279	3,730,367
Total Increase (Decrease) in Net Assets	3,434,559	2,697,508	10,326,259	3,730,405
Net Assets:
Beginning of Period	5,780,322	3,082,814	17,795,763	14,065,358
End of Period	$9,214,881	$5,780,322	$28,122,022	$17,795,763
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ @—	$ @—	$4	$2
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	31,502,351	39,416,745	127,363,288	172,593,196
Shares Issued on Distributions Reinvested	134,976	98,400	291,846	369,603
Shares Redeemed	(28,298,230)	(37,050,959)	(117,609,973)	(169,386,261)
Net Increase (Decrease) in Institutional Class Shares Outstanding	3,339,097	2,464,186	10,045,161	3,576,538
Service Class:
Shares Subscribed	18,045	2,202	1,083,336	1,913,894
Shares Issued on Distributions Reinvested	87	—	6,653	29
Shares Redeemed	(8,100)	(2,202)	(928,488)	(1,738,937)
Net Increase (Decrease) in Service Class Shares Outstanding	10,032	—	161,501	174,986
Investor Class:
Shares Subscribed	54	249	108,465	85,351
Shares Issued on Distributions Reinvested	6	3	350	640
Shares Redeemed	(74)	(64)	(97,727)	(100,491)
Net Increase (Decrease) in Investor Class Shares Outstanding	(14)	188	11,088	(14,500)
Administrative Class:
Shares Subscribed	18,061	—	12,031	—
Shares Issued on Distributions Reinvested	136	—	59	—
Shares Redeemed	(61)	—	(6,541)	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	18,136	—	5,549	—
Advisory Class:
Shares Subscribed	880,123	251,006	1,205,916	493,671
Shares Issued on Distributions Reinvested	107	4	870	1,401
Shares Redeemed	(784,605)	(239,448)	(1,103,806)	(501,729)
Net Increase (Decrease) in Advisory Class Shares Outstanding	95,625	11,562	102,980	(6,657)
Participant Class:
Shares Subscribed	210	1,971	—	—
Shares Issued on Distributions Reinvested	3	@—	—	—
Shares Redeemed	(384)	(1,800)	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	(171)	171	—	—
Cash Management Class:
Shares Subscribed	259,098	285,485	—	—
Shares Issued on Distributions Reinvested	6,016	179	—	—
Shares Redeemed	(293,248)	(64,261)	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(28,134)	221,403	—	—

@ Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Statements of Changes in Net Assets (cont’d)

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2007	October 31,	2007	October 31,	2007	October 31,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$86,796	$161,165	$2,889	$1,816	$19,291	$26,940
Net Realized Gain (Loss)	@—	4	@—	(1)	2	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,796	161,169	2,889	1,815	19,293	26,931
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(73,362)	(136,224)	(327)	(444)	(15,526)	(25,847)
Service Class:
Net Investment Income	(3)	(21)	(3)	(5)	(2)	(3)
Investor Class:
Net Investment Income	(8,750)	(16,462)	(2)	(5)	(63)	(8)
Administrative Class:
Net Investment Income	(1,005)	(1,580)	(39)	(4)	(2)	(3)
Advisory Class:
Net Investment Income	(3,674)	(6,873)	(2,499)	(1,347)	(294)	(496)
Participant Class:
Net Investment Income	(2)	(5)	(11)	(7)	(2)	(3)
Cash Management Class:
Net Investment Income	—	—	(8)	(4)	(3,402)	(580)
Total Distributions	(86,796)	(161,165)	(2,889)	(1,816)	(19,291)	(26,940)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	12,283,368	29,866,102	196,026	159,544	5,318,452	8,285,785
Distributions Reinvested	43,097	88,615	303	485	13,428	21,519
Redeemed	(11,585,690)	(29,885,619)	(167,761)	(227,925)	(4,919,947)	(8,765,270)
Service Class:
Subscribed	—	—	—	—	—	—
Distributions Reinvested	@—	17	—	—	—	—
Redeemed	—	(385)	—	—	—	—
Investor Class:
Subscribed	3,825,889	7,654,990	—	—	5,000	2,948
Distributions Reinvested	3,743	5,315	—	—	66	—
Redeemed	(4,339,826)	(7,393,641)	—	—	(8,000)	@—
Administrative Class:
Subscribed	275,778	986,708	10,029	—	—	—
Distributions Reinvested	623	588	36	—	—	—
Redeemed	(302,872)	(948,796)	—	—	—	—
Advisory Class:
Subscribed	488,541	1,455,160	206,657	174,566	46,542	177,722
Distributions Reinvested	1,408	2,481	1,537	373	107	424
Redeemed	(515,246)	(1,462,394)	(113,889)	(115,432)	(56,461)	(244,828)
Participant Class:
Subscribed	—	—	202	333	—	@—
Distributions Reinvested	—	@—	10	2	—	@—
Redeemed	—	(47)	(19)	(105)	—	(2)
Cash Management Class:
Subscribed	—	—	6,075	—	635,703	274,332
Distributions Reinvested	—	—	6	—	3,885	94
Redeemed	—	—	(1,101)	—	(613,561)	(85,786)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	178,813	369,094	138,111	(8,159)	425,214	(333,062)
Total Increase (Decrease) in Net Assets	178,813	369,098	138,111	(8,160)	425,216	(333,071)

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Statements of Changes in Net Assets (cont’d)

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2007	October 31,	2007	October 31,	2007	October 31,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Net Assets:
Beginning of Period	2,987,642	2,618,544	80,002	88,162	896,747	1,229,818
End of Period	$3,166,455	$2,987,642	$218,113	$80,002	$1,321,963	$896,747
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4	$4	$1	$1	$—	$—
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	12,283,368	29,866,102	196,026	159,544	5,318,452	8,285,785
Shares Issued on Distributions Reinvested	43,097	88,615	303	485	13,428	21,519
Shares Redeemed	(11,585,690)	(29,885,619)	(167,761)	(227,925)	(4,919,947)	(8,765,270)
Net Increase (Decrease) in Institutional Class Shares Outstanding	740,775	69,098	28,568	(67,896)	411,933	(457,966)
Service Class:
Shares Subscribed	—	—	—	—	—	—
Shares Issued on Distributions Reinvested	@—	17	—	—	—	—
Shares Redeemed	—	(385)	—	—	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	@—	(368)	—	—	—	—
Investor Class:
Shares Subscribed	3,825,890	7,654,990	—	—	5,000	2,948
Shares Issued on Distributions Reinvested	3,743	5,315	—	—	66	—
Shares Redeemed	(4,339,826)	(7,393,641)	—	—	(8,000)	@—
Net Increase (Decrease) in Investor Class Shares Outstanding	(510,193)	266,664	—	—	(2,934)	2,948
Administrative Class:
Shares Subscribed	275,777	986,708	10,029	—	—	—
Shares Issued on Distributions Reinvested	623	588	36	—	—	—
Shares Redeemed	(302,872)	(948,796)	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(26,472)	38,500	10,065	—	—	—
Advisory Class:
Shares Subscribed	488,541	1,455,160	206,657	174,566	46,543	177,722
Shares Issued on Distributions Reinvested	1,408	2,481	1,537	373	107	424
Shares Redeemed	(515,246)	(1,462,394)	(113,889)	(115,432)	(56,461)	(244,828)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(25,297)	(4,753)	94,305	59,507	(9,811)	(66,682)
Participant Class:
Shares Subscribed	—	—	202	333	—	@—
Shares Issued on Distributions Reinvested	—	@—	10	2	—	@—
Shares Redeemed	—	(47)	(19)	(105)	—	(2)
Net Increase (Decrease) in Participant Class Shares Outstanding	—	(47)	193	230	—	(2)
Cash Management Class:
Shares Subscribed	—	—	6,075	—	635,703	274,332
Shares Issued on Distributions Reinvested	—	—	6	—	3,885	94
Shares Redeemed	—	—	(1,101)	—	(613,561)	(85,786)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	—	4,980	—	26,027	188,640

@ Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	—		$(0.026)	—		$1.000
Year Ended 10/31/06	1.000	0.048	$0.000	^	(0.048)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	—		$(0.026)	—		$1.000
Year Ended 10/31/06	1.000	0.047	$0.000	^	(0.047)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	—		$(0.026)	—		$1.000
Year Ended 10/31/06	1.000	0.047	$0.000	^	(0.047)	$(0.000	)^	1.000
Year Ended 10/31/05[1]	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	—		$(0.025)	—		$1.000
Year Ended 10/31/06	1.000	0.046	$0.000	^	(0.046)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	—		$(0.025)	—		$1.000
Year Ended 10/31/06	1.000	0.045	$0.000	^	(0.045)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.024	—		$(0.024)	—		$1.000
Year Ended 10/31/06	1.000	0.043	$0.000	^	(0.043)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	—		$(0.025)	—		$1.000
Year Ended 10/31/06	1.000	0.046	$0.000	^	(0.046)	$(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

Prime Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$0.000	^	$(0.026)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$0.000	^	$(0.026)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$0.000	^	$(0.026)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$0.000	^	$(0.025)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$0.000	^	$(0.025)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.024	$0.000	^	$(0.024)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Financial Highlights (cont’d)

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	2.65%‡	$8,885,503	0.12	%*	0.22	%*	5.27%*	5.17%*
Year Ended 10/31/06	4.89%	5,546,418	0.09%		0.22%		4.89%	4.77%
Year Ended 10/31/05	2.87%	3,082,234	0.10%		0.22%		2.85%	2.73%
2/2/04** through 10/31/04	0.95%‡	3,077,029	0.07	%*†	0.24	%*†	1.41%*	1.24%*
Service Class
Six Months Ended 4/30/07 (unaudited)	2.62%‡	$10,132	0.17	%*	0.27	%*	5.22%*	5.12%*
Year Ended 10/31/06	4.84%	100	0.14%		0.27%		5.04%	4.92%
Year Ended 10/31/05	2.82%	100	0.15%		0.27%		2.78%	2.66%
Investor Class
Six Months Ended 4/30/07 (unaudited)	2.60%‡	$274	0.22	%*	0.32	%*	5.17%*	5.07%*
Year Ended 10/31/06	4.79%	288	0.19%		0.32%		4.83%	4.70%
Year Ended 10/31/05[1]	2.76%	100	0.20%		0.32%		2.73%	2.61%
Administrative Class
Six Months Ended 4/30/07 (unaudited)	2.57%‡	$18,237	0.27	%*	0.37	%*	5.12%*	5.02%*
Year Ended 10/31/06	4.73%	100	0.24%		0.37%		4.63%	4.50%
Year Ended 10/31/05	2.71%	100	0.25%		0.37%		2.68%	2.56%
Advisory Class
Six Months Ended 4/30/07 (unaudited)	2.52%‡	$107,266	0.37	%*	0.46	%*††	5.02%*	4.92%*
Year Ended 10/31/06	4.63%	11,642	0.35	%††	0.46	%††	4.90%	4.78%
Year Ended 10/31/05	2.61%	80	0.35%		0.47%		2.52%	2.40%
2/6/04** through 10/31/04	0.76%‡	1,504	0.31	%*†	0.50	%*†	1.12%*	0.93%*
Participant Class
Six Months Ended 4/30/07 (unaudited)	2.39%‡	$100	0.61	%*††	0.72	%*	4.78%*	4.67%*
Year Ended 10/31/06	4.40%	271	0.57	%††	0.70	%††	4.48%	4.35%
Year Ended 10/31/05	2.46%	100	0.50%		0.62%		2.43%	2.31%
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	2.50%‡	$193,369	0.42	%*	0.52	%*	4.97%*	4.87%*
Year Ended 10/31/06	4.70%	221,503	0.40	%††	0.53	%††	4.98%	4.85%
8/15/05** through 10/31/05	0.77%‡	100	0.15	%*	0.27	%*	3.58%*	3.46%*

Prime Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	2.64%‡	$27,587,218	0.12	%*	0.21	%*	5.26%*	5.17%*
Year Ended 10/31/06	4.86%	17,542,077	0.12%		0.21%		4.75%	4.66%
Year Ended 10/31/05	2.87%	13,965,500	0.11%		0.22%		2.85%	2.74%
2/2/04** through 10/31/04	0.94%‡	8,732,862	0.08	%*	0.24	%*	1.41%*	1.25%*
Service Class
Six Months Ended 4/30/07 (unaudited)	2.62%‡	$346,943	0.17	%*	0.26	%*	5.21%*	5.12%*
Year Ended 10/31/06	4.81%	185,442	0.17%		0.26%		4.83%	4.74%
Year Ended 10/31/05	2.82%	10,457	0.16%		0.27%		3.54%	3.43%
Investor Class
Six Months Ended 4/30/07 (unaudited)	2.59%‡	$16,588	0.22	%*	0.31	%*	5.16%*	5.07%*
Year Ended 10/31/06	4.75%	5,500	0.22%		0.31%		4.61%	4.52%
Year Ended 10/31/05	2.77%	20,000	0.21%		0.32%		2.67%	2.56%
Administrative Class
Six Months Ended 4/30/07 (unaudited)	2.57%‡	$5,649	0.27	%*	0.36	%*	5.11%*	5.02%*
Year Ended 10/31/06	4.70%	100	0.27%		0.36%		4.60%	4.51%
Year Ended 10/31/05	2.72%	100	0.26%		0.37%		2.68%	2.57%
Advisory Class
Six Months Ended 4/30/07 (unaudited)	2.51%‡	$165,524	0.37	%*	0.46	%*	5.01%*	4.92%*
Year Ended 10/31/06	4.60%	62,544	0.37%		0.46%		4.43%	4.34%
Year Ended 10/31/05	2.62%	69,201	0.36%		0.47%		2.73%	2.62%
4/29/04** through 10/31/04	0.57%‡	16,350	0.33	%*	0.49	%*	1.14%*	0.98%*
Participant Class
Six Months Ended 4/30/07 (unaudited)	2.39%‡	$100	0.62	%*	0.71	%*	4.76%*	4.67%*
Year Ended 10/31/06	4.37%	100	0.59	%††	0.68	%††	4.28%	4.19%
Year Ended 10/31/05	2.47%	100	0.51%		0.62%		2.43%	2.32%

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$(0.026)	$1.000
Year Ended 10/31/06	1.000	0.048	(0.048)	1.000
Year Ended 10/31/05	1.000	0.029	(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$(0.026)	$1.000
Year Ended 10/31/06	1.000	0.047	(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
Investor Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.047	(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Administrative Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.046	(0.046)	1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Advisory Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.045	(0.045)	1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	(0.001)	1.000
Participant Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.023	$(0.023)	$1.000
Year Ended 10/31/06	1.000	0.043	(0.043)	1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000

Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$(0.026)	$1.000
Year Ended 10/31/06	1.000	0.047	(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.026	$(0.026)	$1.000
Year Ended 10/31/06	1.000	0.047	(0.047)	1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Investor Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.046	(0.046)	1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Administrative Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.046	(0.046)	1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
Advisory Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.025	$(0.025)	$1.000
Year Ended 10/31/06	1.000	0.045	(0.045)	1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000
8/9/04** through 10/31/04	1.000	0.003	(0.003)	1.000
Participant Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.023	$(0.023)	$1.000
Year Ended 10/31/06	1.000	0.042	(0.042)	1.000
Year Ended 10/31/05	1.000	0.024	(0.024)	1.000
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.024	$(0.024)	$1.000
Year Ended 10/31/06	1.000	0.045	(0.045)	1.000
8/15/05** through 10/31/05	1.000	0.008	(0.008)	1.000

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Financial Highlights (cont’d)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	2.62%‡	$3,006,387	0.12	%*	0.23	%*	5.22%*	5.11%*
Year Ended 10/31/06	4.87%	2,265,613	0.09%		0.21%		4.76%	4.64%
Year Ended 10/31/05	2.91%	2,196,511	0.05%		0.25%		3.07%	2.87%
8/9/04** through 10/31/04	0.38%‡	414,567	0.05	%*†	0.37	%*†	1.73%*	1.41%*
Service Class
Six Months Ended 4/30/07 (unaudited)	2.60%‡	$117	0.17	%*	0.28	%*	5.17%*	5.06%*
Year Ended 10/31/06	4.81%	116	0.13	%††	0.26%		4.67%	4.54%
Year Ended 10/31/05	2.86%	484	0.10%		0.30%		2.65%	2.45%
Investor Class
Six Months Ended 4/30/07 (unaudited)	2.57%‡	$35,482	0.22	%*	0.33	%*	5.12%*	5.01%*
Year Ended 10/31/06	4.76%	545,676	0.19%		0.31%		4.72%	4.60%
Year Ended 10/31/05	2.81%	279,012	0.15%		0.35%		2.91%	2.71%
8/9/04** through 10/31/04	0.35%‡	109,776	0.15	%*†	0.53	%*†	1.53%*	1.15%*
Administrative Class
Six Months Ended 4/30/07 (unaudited)	2.54%‡	$22,905	0.27	%*	0.38	%*	5.07%*	4.96%*
Year Ended 10/31/06	4.71%	49,377	0.24%		0.36%		4.79%	4.67%
Year Ended 10/31/05	2.76%	10,877	0.20%		0.40%		2.60%	2.39%
Advisory Class
Six Months Ended 4/30/07 (unaudited)	2.49%‡	$101,464	0.37	%*	0.48	%*	4.97%*	4.86%*
Year Ended 10/31/06	4.60%	126,760	0.34%		0.47	%††	4.53%	4.40%
Year Ended 10/31/05	2.65%	131,513	0.30%		0.50%		3.12%	2.92%
10/1/04** through 10/31/04	0.13%‡	23,750	0.30	%*†	0.55	%*†	1.53%*	1.28%*
Participant Class
Six Months Ended 4/30/07 (unaudited)	2.37%‡	$100	0.62	%*	0.73	%*	4.72%*	4.61%*
Year Ended 10/31/06	4.38%	100	0.55	%††	0.67	%††	4.24%	4.12%
Year Ended 10/31/05	2.50%	147	0.45%		0.65%		2.53%	2.33%

Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	2.63%‡	$30,757	0.05	%*	0.97	%*†	5.23%*	4.31%*
Year Ended 10/31/06	4.82%	2,189	0.05%		0.52%		4.29%	3.82%
Year Ended 10/31/05	2.79%	70,087	0.05%		0.49	%†	2.61%	2.17%
8/9/04** through 10/31/04	0.36%‡	187,770	0.05	%*†	0.35	%*†	1.57%*	1.27%*
Service Class
Six Months Ended 4/30/07 (unaudited)	2.61%‡	$100	0.10	%*	0.76	%*†	5.19%*	4.53%*
Year Ended 10/31/06	4.77%	100	0.10%		0.95	%††	4.66%	3.81%
Year Ended 10/31/05	2.74%	100	0.10%		0.53	%†	2.70%	2.27%
Investor Class
Six Months Ended 4/30/07 (unaudited)	2.58%‡	$100	0.15	%*	0.81	%*†	5.14%*	4.48%*
Year Ended 10/31/06	4.71%	100	0.15%		1.00	%††	4.61%	3.76%
Year Ended 10/31/05	2.69%	100	0.15%		0.58	%†	2.65%	2.22%
Administrative Class
Six Months Ended 4/30/07 (unaudited)	2.55%‡	$10,165	0.20	%*	0.61	%*†	5.07%*	4.66%*
Year Ended 10/31/06	4.66%	100	0.20%		1.05	%††	4.56%	3.71%
Year Ended 10/31/05	2.64%	100	0.20%		0.63	%†	2.60%	2.17%
Advisory Class
Six Months Ended 4/30/07 (unaudited)	2.50%‡	$171,387	0.30	%*	0.99	%*†	4.99%*	4.30%*
Year Ended 10/31/06	4.56%	77,083	0.30%		0.98	%††	4.54%	3.86%
Year Ended 10/31/05	2.53%	17,575	0.30%		0.64%		2.92%	2.58%
8/9/04** through 10/31/04	0.30%‡	2,207	0.30	%*†	0.67	%*†	1.30%*	0.93%*
Participant Class
Six Months Ended 4/30/07 (unaudited)	2.38%‡	$524	0.55	%*	1.22	%*†	4.74%*	4.07%*
Year Ended 10/31/06	4.33%	330	0.53	%††	1.20	%††	4.41%	3.75%
Year Ended 10/31/05	2.38%	100	0.45%		0.88	%†	2.35%	1.92%
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	2.48%‡	$5,080	0.35	%*	1.11	%*†	4.89%*	4.13%*
Year Ended 10/31/06	4.63%	100	0.23	%††	1.08	%††	4.53%	3.68%
8/15/05** through 10/31/05	0.76%‡	100	0.10	%*	0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period

Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.018	$(0.018)	$1.000
Year Ended 10/31/06	1.000	0.032	(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Service Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.017	$(0.017)	$1.000
Year Ended 10/31/06	1.000	0.032	(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	(0.021)	1.000
Investor Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.017	$(0.017)	$1.000
Year Ended 10/31/06	1.000	0.031	(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	(0.005)	1.000
Administrative Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.017	$(0.017)	$1.000
Year Ended 10/31/06	1.000	0.031	(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
Advisory Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.016	$(0.016)	$1.000
Year Ended 10/31/06	1.000	0.030	(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	(0.019)	1.000
6/15/04** through 10/31/04(2)	1.000	0.002	(0.002)	1.000
Participant Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.015	$(0.015)	$1.000
Year Ended 10/31/06	1.000	0.027	(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	(0.018)	1.000
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	$1.000	$0.016	$(0.016)	$1.000
Year Ended 10/31/06	1.000	0.030	(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	(0.005)	1.000

*	Annualized
**	Commencement of Operations
‡	Not Annualized
^	Amount is less than $0.0005 per share.
(1)	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.
(2)

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Financial Highlights (cont’d)

								Ratio of Net
		Net			Ratio of		Ratio of Net	Investment Income
		Assets,	Ratio of		Expenses to Average		Investment	to Average
		End of	Expenses to		Net Assets		Income to	Net Assets
	Total	Period	Average Net		(Before Waivers/		Average Net	(Before Waivers/
	Return	(000)	Assets		Reimbursement)		Assets	Reimbursement)

Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/07 (unaudited)	1.78%‡	$1,084,448	0.10	%*	0.27	%*†	3.56%*	3.40%*
Year Ended 10/31/06	3.27%	672,514	0.10%		0.23%		3.14%	3.01%
Year Ended 10/31/05	2.17%	1,130,489	0.09%		0.32	%†	2.35%	2.12%
2/2/04** through 10/31/04	0.84%‡	109,292	0.06	%*†	0.35	%*†	1.19%*	0.90%*
Service Class
Six Months Ended 4/30/07 (unaudited)	1.75%‡	$100	0.15	%*	0.31	%*†	3.51%*	3.35%*
Year Ended 10/31/06	3.21%	100	0.15%		0.29	%††	3.16%	3.02%
Year Ended 10/31/05	2.12%	100	0.14%		0.40	%†	2.10%	1.84%
Investor Class
Six Months Ended 4/30/07 (unaudited)	1.73%‡	$118	0.20	%*	0.36	%*†	3.46%*	3.30%*
Year Ended 10/31/06	3.16%	3,052	0.20%		0.31	%††	3.26%	3.15%
Year Ended 10/31/05	2.07%	104	0.19%		0.45	%†	2.01%	1.75%
6/8/04** through 10/31/04	0.45%‡	1,121	0.17	%*†	0.38	%*†	1.06%*	0.85%*
Administrative Class
Six Months Ended 4/30/07 (unaudited)	1.70%‡	$100	0.25	%*	0.41	%*†	3.41%*	3.25%*
Year Ended 10/31/06	3.11%	100	0.25%		0.39	%††	3.06%	2.92%
Year Ended 10/31/05	2.02%	100	0.24%		0.50	%†	2.00%	1.74%
Advisory Class
Six Months Ended 4/30/07 (unaudited)	1.65%‡	$22,330	0.35	%*	0.53	%*†	3.30%*	3.13%*
Year Ended 10/31/06	3.01%	32,141	0.35%		0.48%		2.76%	2.63%
Year Ended 10/31/05	1.92%	98,823	0.34%		0.62	%†	1.86%	1.58%
6/15/04** through 10/31/04(2)	0.24%‡	56,000	0.33	%*†	0.55	%*†	1.32%*	1.10%*
Participant Class
Six Months Ended 4/30/07 (unaudited)	1.53%‡	$100	0.60	%*	0.76	%*†	3.06%*	2.90%*
Year Ended 10/31/06	2.78%	100	0.57	%††	0.70	%††	2.74%	2.61%
Year Ended 10/31/05	1.77%	102	0.49%		0.75	%†	1.76%	1.49%
Cash Management Class
Six Months Ended 4/30/07 (unaudited)	1.63%‡	$214,767	0.40	%*	0.56	%*†	3.26%*	3.10%*
Year Ended 10/31/06	3.08%	188,740	0.40	%††	0.51	%††	3.17%	3.06%
8/15/05** through 10/31/05	0.53%‡	100	0.14	%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.              Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolios, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolios’ financial statements.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Advisory
Portfolio	Fee
Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

	Maximum
	Expense Ratio
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70	0.70
Cash Management Class	0.50	—	—	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub- Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees:

Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares (prior to February 6, 2006, the annual rate was 0.15%), to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares (prior to April 25, 2006, the annual rate was 0.05%), to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 were as follows:

	2006			2005
	Distributions			Distributions
	Paid From:			Paid From:
Portfolio	Ordinary Income (000)		Long-term Capital Gain (000)	Ordinary Income (000)		Long-term Capital Gain (000)
Money Market	$194,507		$—	$95,455		$—
Prime	794,684		—	369,739		—
Government	161,163		2	44,911		—
Treasury	1,816		—	2,758		—
Tax-Exempt	26,940	*	—	8,075	*	—

* Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2006:

Undistributed
(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income	(Loss)	Capital
Portfolio	(000)	(000)	(000)
Money Market	$ @—	$ @—	$ @—
Prime	@—	@—	@—
Government	4	(4)	@—

@            Amount is less than $500.

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Income
Portfolio	(000)
Money Market	$26,680
Prime	76,133
Government	12,752
Treasury	235
Tax-Exempt	2,157

At April 30, 2007, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Cost
Portfolio	(000)
Money Market	$9,260,836
Prime	28,150,133
Government	3,163,765
Treasury	218,346
Tax-Exempt	1,316,041

At October 31, 2006, the Treasury Portfolio and Tax-Exempt Portfolio had capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,000 and $9,000, respectively, available to offset future capital gains which will expire on October 31, 2014.

During the year ended October 31, 2006, the Prime Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $10,000.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2007, approximately 25.5% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
AGC	1.8%
Ambac	8.5
CIFG	1.4
FGIC	1.0
FHA	@—
FSA	5.7
MBIA	2.4
Radian	4.7

@            Amount is less than 0.05%.

At April 30, 2007, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	35.2%	29.3%	58.9%	82.8%	55.4%
Service Class	99.0	90.9	—	—	—
Investor Class	63.5	72.4	65.8	—	12.1
Administrative Class	99.5	98.2	93.4	99.0	—
Advisory Class	99.0	86.9	76.5	94.7	88.5
Participant Class	—	—	—	74.3	—
Cash Management Class	—	—	—	98.0	—

2007 Semi-Annual Report

April 30, 2007 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W.Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge Road

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Michael E. Nugent
Chairman of the Board and Trustee

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

James W. Garrett
Treasurer and Chief Financial Officer

Michael J. Leary
Assistant Treasurer

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and NCSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(888) 378-1630 or by visiting our website at www.morganstanley/com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or sendmoney. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
MSILF: (888) 378-1630

© 2007 Morgan Stanley

Morgan Stanley	MSILFSR IU07-01599P-Y04/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ James Garrett
James Garrett
Principal Financial Officer
June 21, 2007